As filed with the Securities and Exchange Commission on May 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21079

Hatteras Alternative Mutual Funds Trust (Formerly AIP Alternative Strategies Funds)
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615
(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Shares	Value
Underlying Funds Trust - 100.4%
Event Drivena,b	11,953,739	$144,480,062
Long/Short Equitya,b	24,513,406	204,118,228
Managed Futures Strategiesa,b	6,098,087	61,505,915
Market Neutrala,b	4,639,488	37,619,290
Relative Value - Long/Short Debta,b	9,860,052	94,308,441
Total Underlying Funds Trust (Cost $439,331,530)		$542,031,936
Money Market Funds - 0.1%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.08%c	273,600	273,600
Total Money Market Funds (Cost $273,600)		273,600
Total Investments (Cost $439,605,130) - 100.5%		542,305,536
Liabilities in Excess of Other Assets - (0.5)%		(2,633,455)
TOTAL NET ASSETS - 100.0%		$539,672,081

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer. Please refer to Note 3 of the Notes to Financial Statements.
c - Rate shown is the seven day yield as of March 31, 2015.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Shares	Value
Underlying Funds Trust - 95.4%
Long/Short Equitya,b	4,555,536	$37,933,033
Total Underlying Funds Trust (Cost $31,785,895)		$37,933,033
Money Market Funds - 0.1%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.08%c	55,835	55,835
Total Money Market Funds (Cost $55,835)		55,835
Total Investments (Cost $31,841,730) - 95.5%		37,988,868
Other Assets in Excess of Liabilities - 4.5%		1,772,175
TOTAL NET ASSETS - 100.0%		$39,761,043

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer. Please refer to Note 3 of the Notes to Financial Statements.
c - Variable Rate Security. Rate shown is the seven day yeield as of March 31, 2015.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT DEBT FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Shares	Value
Underlying Funds Trust - 98.3%
Relative Value - Long/Short Debta,b	38,650,208	$369,677,646
Total Underlying Funds Trust
(Cost $360,642,723)		$369,677,646
Money Market Funds - 1.8%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.08%c	6,797,698	6,797,698
Total Money Market Funds (Cost $6,797,698)		6,797,698
Total Investments (Cost $367,440,421) - 100.1%		376,475,344
Liabilities in Excess of Other Assets - (0.1%)		(384,507)
Total Net Assets - 100.0%		$376,090,837

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer. Please refer to Note 3 of the Notes to Financial Statements.
c - Variable Rate Security. Rate shown is the seven day yeield as of March 31, 2015.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Shares	Value
Underlying Funds Trust - 98.7%
Managed Futures Strategiesa,b	34,072	$343,649
Total Underlying Funds Trust
(Cost $338,684)		$343,649
Money Market Funds - 1.4%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.08%c	4,816	4,816
Total Money Market Funds (Cost $4,816)		4,816
Total Investments (Cost $343,500) - 100.1%		348,465
Liabilities in Excess of Other Assets - (0.1%)		(259)
Total Net Assets - 100.0%		$348,206

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer. Please refer to Note 3 of the Notes to Financial Statements.
c - Variable Rate Security. Rate shown is the seven day yeield as of March 31, 2015.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Shares	Value
Underlying Funds Trust - 101.1%
Event Drivena,b	3,641,954	$44,018,844
Long/Short Equitya,b	8,876,835	73,915,627
Market Neutrala,b	4,238,424	34,367,260
Relative Value - Long/Short Debta,b	4,497,178	43,014,162
Total Underlying Funds Trust (Cost $170,300,248)		$195,315,893
Money Market Funds - 0.0%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.08%c	1,064	1,064
Total Money Market Funds (Cost $1,064)		1,064
Total Investments (Cost $170,301,312) - 101.1%		195,316,957
Liabilities in Excess of Other Assets - (1.1%)		(2,209,681)
Total Net Assets - 100.0%		$193,107,276

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer. Please refer to Note 3 of the Notes to Financial Statements.
c - Variable Rate Security. Rate shown is the seven day yeield as of March 31, 2015.

The accompanying notes are an integral part of these financial statements.

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
March 31, 2015 (Unaudited)

1. Security Valuation

The Hatteras Alpha Hedged Strategies Fund, the Hatteras Long/Short Equity Fund, the Hatteras Long/Short Debt Fund, the Hatteras Managed Futures Strategies Fund, and the Hatteras Hedged Strategies Fund (collectively, the “Funds”) investments in the series of the Underlying Funds Trust (“the UFT Portfolios”) are valued based on the daily net asset values of each of the UFT Portfolios. Investments in the UFT Portfolios are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Repurchase agreements and demand notes are valued at amortized cost, which approximates fair value. Money market funds are valued at their net asset value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Funds, LLC (the “Advisor”) and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Quoted prices in active markets for identical securities.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2015:

Alpha	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$542,031,936	$—	$542,031,936
Money Market Funds	273,600	—	—	273,600
Total Investments in Securities	$273,600	$542,031,936	$—	$542,305,536
Long/Short Equity	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$37,933,033	$—	$37,933,033
Money Market Funds	55,835	—	—	55,835
Total Investments in Securities	$55,835	$37,933,033	$—	$37,988,868
Long/Short Debt	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$369,677,646	$—	$369,677,646
Money Market Funds	6,797,698	—	—	6,797,698
Total Investments in Securities	$6,797,698	$369,677,646	$—	$376,475,344
Managed Futures	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$343,649	$—	$343,649
Money Market Funds	4,816	—	—	4,816
Total Investments in Securities	$4,816	$343,649	$—	$348,465
Hedged	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$195,315,893	$—	$195,315,893
Money Market Funds	1,064	—	—	1,064
Total Investments in Securities	$1,064	$195,315,893	$—	$195,316,957

There were no transfers into or out of Levels 1, 2, or 3 during the period. Transfers between levels are recognized at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent the Funds’ investments in shares of the UFT, and money market funds. The investments and other financial instruments held by the UFT have separate level categorizations which can be found in its financial statements.

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
March 31, 2015 (Unaudited)

2. Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2015 were as follows*:

	Alpha	Long/Short Equity	Long/Short Debt	Managed Futures	Hedged

Cost of Investments	$439,605,130	$31,841,730	$367,440,421	$343,500	$170,301,312
Gross tax unrealized appreciation	103,052,464	6,151,158	9,053,719	5,190	25,411,929
Gross tax unrealized depreciation	(352,058)	(4,020)	(18,796)	(225)	(396,284)
Net tax unrealized appreciation (depreciation)	$102,700,406	$6,147,138	$9,034,923	$4,965	$25,015,645

 * Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

3. Transactions with Affiliates

Pursuant to Section (2)(a)(3) of the 1940 Act, if any of the Funds own 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of that Fund. During the period ended March 31, 2015, the Funds owned the following positions in such companies for investment purposes only:

Alpha:
Issuer Name	Share Balance at December 31, 2014	Purchases	Sales	Share Balance at March 31, 2015	Value at March 31, 2015	2015 Realized Gains (Losses)	2015 Change in Unrealized Gains (Losses)
Event Driven	14,156,396	44,505	(2,247,162)	11,953,739	$144,480,062	$72,425	$1,748,627
Long/Short Equity	28,579,799	91,579	(4,157,972)	24,513,406	204,118,228	1,693,518	5,195,713
Managed Futures Strategies	4,287,852	2,551,098	(740,863)	6,098,087	61,505,915	(34,811)	(975,817)
Market Neutral	5,378,118	277,626	(1,016,256)	4,639,488	37,619,290	(136,141)	701,082
Relative Value – Long/Short Debt	12,803,544	45,775	(2,989,267)	9,860,052	94,308,441	(668,952)	2,179,498

Long/Short Equity:
Issuer Name	Share Balance at December 31, 2014	Purchases	Sales	Share Balance at March 31, 2015	Value at March 31, 2015	2015 Realized Gains (Losses)	2015 Change in Unrealized Gains (Losses)
Long/Short Equity	3,970,610	851,703	(266,777)	4,555,536	$37,933,033	$2,014	$1,133,636

Long/Short Debt:
Issuer Name	Share Balance at December 31, 2014	Purchases	Sales	Share Balance at March 31, 2015	Value at March 31, 2015	2015 Realized Gains (Losses)	2015 Change in Unrealized Gains (Losses)
Relative Value – Long/Short Debt	48,508,912	255,612	(10,114,316)	38,650,208	$369,677,646	$(2,374,151)	$7,805,782

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
March 31, 2015 (Unaudited)

Managed Futures:
Issuer Name	Share Balance at December 31, 2014	Purchases	Sales	Share Balance at March 31, 2015	Value at March 31, 2015	2015 Realized Gains (Losses)	2015 Change in Unrealized Gains (Losses)
Managed Futures Strategies	33,842	2,291	(2,061)	34,072	$343,649	$(11)	$(5,832)

Hedged:
Issuer Name	Share Balance at December 31, 2014	Purchases	Sales	Share Balance at March 31, 2015	Value at March 31, 2015	2015 Realized Gains (Losses)	2015 Change in Unrealized Gains (Losses)
Event Driven	5,836,890	91,789	(2,286,725)	3,641,954	$44,018,844	$1,257,607	$(764,840)
Long/Short Equity	12,615,280	468,164	(4,206,609)	8,876,835	73,915,627	2,912,392	(55,887)
Market Neutral	5,683,065	605,032	(2,049,673)	4,238,424	34,367,260	(600,570	1,081,607
Relative Value – Long/Short Debt	6,467,731	459,461	(2,430,014)	4,497,178	43,014,162	226,779	603,243

Underlying Funds Trust
Event Driven
Schedule of Investments
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.0%
Aerospace & Defense - 1.5%
KLX, Inc. (a)	73,730	$2,841,554
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	68,504	631,607
Airlines - 2.6%
American Airlines Group, Inc.	25,772	1,360,246
Delta Air Lines, Inc.	30,418	1,367,593
United Continental Holdings, Inc. (a) †	32,147	2,161,886
Total Airlines		4,889,725

Auto Components - 3.6%
American Axle & Manufacturing Holdings, Inc. (a) †	93,561	2,416,681
Federal-Mogul Holdings Corp. (a) †	36,820	490,074
Martinrea International, Inc. (a) †	256,444	2,547,129
The Goodyear Tire & Rubber Co. †	46,768	1,266,477
Total Auto Components		6,720,361

Automobiles - 1.9%
Fiat Chrysler Automobiles NV (a) †	89,247	1,455,619
General Motors Co. †	56,141	2,105,287
Total Automobiles		3,560,906

Banks - 0.9%
Blue Hills Bancorp, Inc. (a)	17,567	232,236
CIT Group, Inc. †	15,391	694,442
Citigroup, Inc.	13,400	690,368
Total Banks		1,617,046

Beverages - 0.9%
Cott Corp. †	40,152	376,224
Molson Coors Brewing Co. †	17,399	1,295,356
Total Beverages		1,671,580

Capital Markets - 0.8%
Ashford, Inc. (a)	10,282	1,221,090
E*TRADE Financial Corp. (a) †	7,769	221,844
Total Capital Markets		1,442,934

Chemicals - 13.1%
Advanced Emissions Solutions, Inc. (a)	51,281	876,905
Canexus Corp. (a)	590,403	713,211
Ferro Corp. (a) †	450,880	5,658,544
Innophos Holdings, Inc. †	79,247	4,466,361
Kraton Performance Polymers, Inc. (a) †	11,357	229,525
Methanex Corp.	32,681	1,750,721
OCI Partners LP	83,146	1,343,639
Olin Corp. †	36,806	1,179,264

OM Group, Inc. †	216,999	6,516,480
Orion Engineered Carbons SA †	106,099	1,909,782
Total Chemicals		24,644,432

Commercial Services & Supplies - 0.3%
Casella Waste Systems, Inc. (a)	111,422	612,821
Construction Materials - 1.1%
Cemex SAB de CV - ADR (a)	227,985	2,159,018
Consumer Finance - 0.3%
Ally Financial, Inc. (a) †	7,886	165,448
Nelnet, Inc.	8,777	415,328
Total Consumer Finance		580,776

Containers & Packaging - 3.5%
Ball Corp.	5,222	368,882
Graphic Packaging Holding Co. †	241,702	3,514,347
Intertape Polymer Group, Inc. (a)	180,931	2,504,220
MeadWestvaco Corp. †	5,371	267,852
Total Containers & Packaging		6,655,301

Diversified Consumer Services - 1.0%
EnerCare, Inc. (a) †	158,946	1,913,802
Diversified Financial Services - 0.6%
Nomad Holdings Ltd. (a)	42,402	477,022
Gain Cap Holdings, Inc.	54,629	533,725
Total Diversifed Financial Services		1,010,747

Diversified Telecommunication Services - 2.3%
Level 3 Communications, Inc. (a)	48,379	2,604,725
Vivendi SA	67,660	1,679,842
Total Diversified Telecommunication Services		4,284,567

Electrical Equipment - 1.7%
The Babcock & Wilcox Co. †	100,567	3,227,195
Electronic Equipment, Instruments & Components - 0.1%
OSI Systems, Inc. (a)	2,200	163,372
Energy Equipment & Services - 0.8%
Hercules Offshore, Inc. (a)	52,893	22,173
North American Energy Partners, Inc.	511,274	1,487,807
Total Energy Equipment & Services		1,509,980

Health Care Equipment & Supplies - 0.3%
Baxter International, Inc. †	4,507	308,730
Human Touch Common Stock (Acquired 08/01/2009 through 10/01/2013, Cost $97,925) (a) (d) (e)	394	9,208
Symmetry Surgical, Inc. (a)	40,364	295,868
Total Health Care Equipment & Supplies		613,806

Hotels, Restaurants & Leisure - 8.8%
Churchill Downs, Inc. †	14,828	1,704,775
ClubCorp Holdings, Inc. †	219,095	4,241,679
Diamond Resorts International, Inc. (a) †	124,463	4,160,798
Imvescor Restaurant Group (a)	111,035	144,651
International Game Technology	131,940	2,297,076
Marriott International, Inc. †	1	80
MGM Resorts International (a) †	80,931	1,701,979

SeaWorld Entertainment, Inc. †	84,757	1,634,115
Vail Resorts, Inc.	6,821	705,428
Total Hotels, Restaurants & Leisure		16,590,581

Household Durables - 1.9%
WCI Communities, Inc. (a)	151,128	3,619,516
Household Products - 1.1%
Central Garden and Pet Co. (a) †	197,411	2,096,505
Independent Power and Renewable Electricity Producers - 0.2%
Mytrah Energy Ltd. (a)	436,230	423,851
Insurance - 0.9%
Assured Guaranty Ltd. †	63,235	1,668,772
Machinery - 2.5%
CIRCOR International, Inc. †	21,862	1,195,851
Jason Industries, Inc. (a) †	158,333	1,120,998
Wabash National Corp. (a) †	174,257	2,457,024
Total Machinery		4,773,873

Marine - 0.1%
Ultrapetrol Bahamas Ltd. (a)	186,968	271,104
Media - 2.3%
Carmike Cinemas, Inc. (a) †	45,815	1,539,384
Gray Television, Inc. (a)	47,990	663,222
Media General, Inc. (a)	3,354	55,307
Salem Media Group, Inc.	26,054	160,493
Sinclair Broadcast Group, Inc.	9,803	307,912
Tribune Media Co.	27,219	1,655,187
Total Media		4,381,505

Metals & Mining - 1.4%
Primero Mining Corp. (a)	15,368	51,811
SunCoke Energy Partners LP †	31,680	674,467
SunCoke Energy, Inc. †	40,442	604,203
TimkenSteel Corp. †	50,776	1,344,041
Total Metals & Mining		2,674,522

Multiline Retail - 1.0%
Macy's, Inc.	30,114	1,954,700
Oil, Gas & Consumable Fuels - 1.9%
Atlas Energy Group LLC (a) †	15,400	92,554
Legacy Oil + Gas, Inc. (a)	511,539	621,981
Long Run Exploration Ltd. (a)	302,249	164,661
Penn West Petroleum Ltd. †	668,191	1,102,515
Rock Energy, Inc. (a)	742,571	1,401,243
World Point Terminals LP	10,157	167,388
Total Oil, Gas & Consumable Fuels		3,550,342

Paper & Forest Products - 1.1%
Wausau Paper Corp. †	102,908	980,713
Western Forest Products, Inc. (a) †	717,465	1,115,950
Total Paper & Forest Products		2,096,663

Pharmaceuticals - 0.4%
Taro Pharmaceutical Industries Ltd. (a) †	4,990	703,740

Real Estate Investment Trusts (REITs) - 3.2%
Ares Commercial Real Estate Corp. †	60,739	671,166
Dream Global Real Estate Investment Trust (a)	204,428	1,588,229
Dream Office Real Estate Investment Trust (a)	137,813	2,867,137
Xenia Hotels & Resorts, Inc.	38,041	865,433
Total Real Estate Investment Trusts (REITs)		5,991,965

Road & Rail - 5.2%
AMERCO †	11,272	3,724,269
Con-way, Inc. †	54,151	2,389,683
Hertz Global Holdings, Inc. (a) †	116,132	2,517,742
Quality Distribution, Inc. (a)	106,027	1,095,259
Total Road & Rail		9,726,953

Semiconductors & Semiconductor Equipment - 2.8%
Micron Technology, Inc. (a) †	127,851	3,468,597
SunEdison Semiconductor Ltd. (a)	67,363	1,739,313
Tower Semiconductor Ltd.(a)	5,363	91,064
Total Semiconductors & Semiconductor Equipment		5,298,974

Software - 0.9%
CDK Global, Inc.	27,699	1,295,205
Ebix, Inc.	914	27,767
UBISOFT Entertainment (a)	22,153	409,046
Total Software		1,732,018

Specialty Retail - 1.0%
Chico's FAS, Inc. †	62,187	1,100,088
Vitamin Shoppe, Inc. (a)	21,009	865,361
Total Specialty Retail		1,965,449

Thrifts & Mortgage Finance - 0.4%
Beneficial Bancorp, Inc. (a)	11,231	126,798
Clifton Bancorp, Inc.	31,997	451,478
Kearny Financial Corp. (a)	2,600	35,308
Waterstone Financial, Inc.	14,922	191,598
Total Thrifts & Mortgage Finance		805,182

Transportation Infrastructure - 3.3%
Aena SA (Aquired 02/23/2015, Cost $3,160,574) (a) (b)	35,500	3,569,391
Macquarie Infrastructure Co. LLC	19,043	1,567,049
Wesco Aircraft Holdings, Inc. (a) †	70,210	1,075,617
Total Transportation Infrastructure		6,212,057

TOTAL COMMON STOCKS (Cost $135,666,637)		$147,289,802

PREFERRED STOCKS - 0.0%
Health Care Equipment & Supplies
Human Touch Series B, 0.000% (Aquired 08/12/2009 through 10/01/2013, Cost $195,800) (a)(d)(e)	787	18,417
TOTAL PREFERRED STOCKS (Cost $195,800)		$18,417

	Principal
	Amount
CONVERTIBLE BONDS - 0.5%
Consumer Finance - 0.4%
Atlanticus Holdings Corp.
5.875%, 11/30/2035	$2,000,000	812,500
IT Services - 0.1%
ModusLink Global Solutions, Inc.
5.250%, 03/01/2019 (Acquired 10/14/2014, Cost $211,690) (b)	245,000	225,247
TOTAL CONVERTIBLE BONDS (Cost $1,035,028)		$1,037,747

CORPORATE BONDS - 12.3%
Containers & Packaging - 1.2%
Reynolds Group Issuer LLC
8.250%, 02/15/2021 †	1,875,000	2,006,250
Health Care Equipment & Supplies - 2.0%
Alphabet Holding Co., Inc.
7.750%, 11/01/2017 †	3,750,000	3,675,000
Hotels, Restaurants & Leisure-1.5%
Caesar's Entertainment Resort Properties LLC
11.000%, 10/01/2021 †	3,215,000	2,813,125
Oil, Gas & Consumable Fuels - 5.5%
Endeavour International Corp.
12.000%, 03/01/2018 (f)	609,613	121,922
Lightstream Resources Ltd.
8.625%, 02/01/2020 (Acquired 02/03/2015 through 03/12/2015, Cost, Cost $2,943,242) (b) †	4,307,451	3,101,365
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 04/15/2020 †	1,880,000	1,602,700
NGPL PipeCo LLC
7.768%, 12/15/2037 (Acquired 02/05/2014 through 01/20/2015, Cost, Cost $3,103,401) (b) †	3,300,000	3,502,125
7.119%, 12/15/2017 (Acquired 07/18/2014, Cost, Cost $971,312) (b) †	950,000	946,438
W&T Offshore, Inc.
8.500%, 06/15/2019	1,500,000	907,500
Total Oil, Gas & Consumable Fuels		10,182,050
Paper & Forest Products - 2.0%
Millar Western Forest Products Ltd.
8.500%, 04/01/2021	1,650,000	1,674,750
Verso Paper Holdings LLC / Verso Paper, Inc.
11.375%, 08/01/2016	925,000	804,750
11.750%, 01/15/2019	1,850,000	1,350,500
Total Paper & Forest Products		3,830,000

Semiconductors & Semiconductor Equipment - 0.1%
Magnachip Semiconductor Corp.
6.625%, 07/15/2021	240,000	168,000
TOTAL CORPORATE BONDS (Cost $22,706,951)		$22,674,425

BANK LOANS - 0.7%
Transtar Industries 2nd Lien
10.000%, 10/09/2019 (c)	1,350,000	1,323,000
TOTAL BANK LOANS (Cost $1,314,026)		$1,323,000

ESCROW NOTES - 0.0%
AMR Corp. Escrow (a)(d)	23,290	0
General Motors Co. (a)(d) †	1,200,000	0
General Motors Co. (a)(d) †	500,000	0
General Motors Co. (a)(d) †	6,000	0
Lear Corp. (a)(d)	1,000,000	100
Six Flags Entertainment Corp. (a)(d) †	600,000	0
Smurfit-Stone Container Corp. (a)(d) †	7,125	0
TOTAL ESCROW NOTES (Cost $0)		$100

	Shares
EXCHANGE TRADED FUNDS - 0.0%
iShares 20+ Year Treasury Bond ETF	120	15,683
TOTAL EXCHANGE TRADED FUNDS (Cost $15,556)		$15,683

CLOSED END FUNDS- 2.9%
Capital Southwest Corp.	63,932	2,967,723
Invesco Senior Income Trust †	535,966	2,540,479
TOTAL CLOSED END FUNDS (Cost $5,336,421)		$5,508,202

RIGHTS - 0.1%
Ambit Biosciences Corp. (a)(d)	1,500	900
Chelsea Therapeutics International Ltd. (a)(d)	1,000	110
Clinical Data, Inc. (a)(d)	18,000	17,100
Contra Teva Pharmaceuticals, Inc. (a)(d)	71,885	38,099
Durata Therapeutics, Inc. (a)(d)	10,000	11,600
Furiex Pharmaceuticals, Inc. (a)	1,000	9,770
Leap Wireless International, Inc. (a)(d)	60,000	151,200
Omthera Pharmaceuticals (a)(d)	100	60
Trius Therapeutics, Inc. (a)(d)	70,000	9,100
TOTAL RIGHTS (Cost $0)		$237,939

WARRANTS - 0.2%
Alpha Bank AE
Expiration December 2017, Exercise Price: $0.45 (a)	424,183	204,333
Jason Industries, Inc.
Expiration June 2019, Exercise Price: (a) †	52,985	41,858
Nomad Holdings Ltd.
Expiration April 2017, Exercise Price: $11.50 (a)	117,806	47,712
TOTAL WARRANTS (Cost $720,140)		$293,903

PURCHASED OPTIONS - 0.4%
Call Options - 0.0%	Contracts
Macys, Inc.
Expiration April 2015, Exercise Price: $67.50 (a)	228	9,120
Expiration May 2015, Exercise Price: $67.50 (a)	134	13,266
OM Group, Inc.
Expiration June 2015, Exercise Price: $35.00 (a)	222	8,325
Total Call Options		30,711
Put Options - 0.4%
iShares Russell 2000 ETF
Expiration April 2015, Exercise Price: $120.00 (a)	268	16,080
SPDR S&P 500 ETF Trust
Expiration May 2015, Exercise Price: $205.00 (a)	837	302,994
Expiration June 2015, Exercise Price: $204.00 (a)	669	368,619
Total Put Options		687,693
TOTAL PURCHASED OPTIONS (Cost $664,968)		$718,404

MONEY MARKET FUNDS - 10.2%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.08% (c)	19,269,012	19,269,012
TOTAL MONEY MARKET FUNDS (Cost $19,269,012)		$19,269,012

Total Investments (Cost $186,909,251) - 105.3%		198,386,634

Liabilities in Excess of Other Assets - (5.3)%	(9,920,720)
TOTAL NET ASSETS - 100.0%	$188,465,914

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2015, the market value of these securities total $11,344,566, which represents 6.0% of total net assets.

(c)	Variable Rate Security. The rate shown represents the rate at March 31, 2015.
(d)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At March 31, 2015, the value of these securities total $255,894, which represents 0.1% of total net assets.

(e)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2015, the value of these securities total $27,625 which represents 0.0% of total net assets.

(f)	Default or other conditions exist and security is not presently accruing income.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total value of $104,136,357.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Underlying Funds Trust
Event Driven
Schedule of Securities Sold Short
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 12.5%
Auto Components - 0.6%
Strattec Security Corp.	13,930	$1,028,591
Automobiles - 0.3%
Ford Motor Co.	21,262	343,169
Winnebago Industries, Inc.	5,740	122,032
Total Automobiles		465,201

Capital Markets - 0.4%
Ashmore Group PLC	168,308	709,371
Chemicals - 0.6%
El du Pont de Nemours & Co.	15,440	1,103,497
Commercial Services & Supplies - 0.3%
Clean Harbors, Inc.	10,037	569,901
Communications Equipment - 0.4%
Pace PLC	153,358	782,314
Diversified Consumer Services - 0.1%
Regis Corp.	9,911	162,144
Diversified Telecommunication Services - 0.0%
Straight Path Communications, Inc.	1,008	20,079
Energy Equipment & Services - 0.8%
Aspen Aerogels, Inc.	37,794	275,140
Dresser-Rand Group, Inc.	13,664	1,097,902
Hornbeck Offshore Services, Inc.	2,892	54,399
Total Energy Equipment & Services		1,427,441

Food & Staples Retailing - 0.7%
SUPERVALU, Inc.	103,626	1,205,170
Food Products - 1.6%
Cal-Maine Foods, Inc.	25,758	1,006,108
McCormick & Co., Inc.	9,908	764,006
Pilgrim's Pride Corp.	19,493	440,347
Sanderson Farms, Inc.	6,773	539,469
Total Food Products		2,749,930

Hotels, Restaurants & Leisure - 0.2%
Wyndham Worldwide Corp.	3,100	280,457
Household Durables - 0.6%
DR Horton, Inc.	300	8,544
Garmin Ltd.	24,400	1,159,488
Total Household Durables		1,168,032

Internet Software & Services - 0.0%
Shutterstock, Inc.	1,044	71,692

IT Services - 0.6%
Heartland Payment Systems, Inc.	19,649	920,556
Higher One Holdings, Inc.	36,384	88,049
Total IT Services		1,008,605

Leisure Products - 0.9%
Polaris Industries, Inc.	4,028	568,351
Vista Outdoor, Inc.	26,014	1,113,919
Total Leisure Products		1,682,270

Machinery - 0.4%
Deere & Co.	7,892	692,050
Media - 0.1%
Gannett, Inc.	3,589	133,080
Metals & Mining - 0.1%
Cliffs Natural Resources, Inc.	38,001	182,785
Primero Mining Corp.	15,368	51,811
Total Metals & Mining		234,596

Multiline Retail - 0.2%
J.C. Penney Co., Inc.	33,162	278,892
Oil, Gas & Consumable Fuels - 0.7%
Canadian Oil Sands Ltd.	21,147	164,461
Long Run Exploration Ltd.	201,396	109,718
PrairieSky Royalty Ltd.	17,005	401,176
Whitecap Resources, Inc.	54,200	614,513
Total Oil, Gas & Consumable Fuels		1,289,868

Real Estate Investment Trusts (REITs) - 0.3%
DiamondRock Hospitality Co.	8,226	116,233
FelCor Lodging Trust, Inc.	3,426	39,365
Hospitality Properties Trust	3,330	109,857
Host Hotels & Resorts, Inc.	6,252	126,165
RLJ Lodging Trust	4,022	125,929
Sunstone Hotel Investors, Inc.	6,756	112,622
Total Real Estate Investment Trusts (REITs)		630,171

Software - 0.1%
Rosetta Stone, Inc.	18,949	144,202
Specialty Retail - 2.1%
GameStop Corp.	28,762	1,091,806
Murphy USA, Inc.	8,139	589,019
Select Comfort Corp.	35,286	1,216,308
The Children's Place Retail Stores, Inc.	14,910	957,073
Total Specialty Retail		3,854,206

Thrifts & Mortgage Finance - 0.3%
BofI Holding, Inc.	4,637	431,427
Essent Group Ltd.	7,885	188,530
Total Thrifts & Mortgage Finance		619,957

Trading Companies & Distributors - 0.1%
Finning International, Inc.	3,576	66,520
Veritiv Corp.	4,015	177,182
Total Trading Companies & Distributors		243,702

TOTAL COMMON STOCKS (Proceeds $22,634,652)		$22,555,419

	Principal
	Amount
CORPORATE BONDS - 4.3%
Food Products - 1.1%
Hormel Foods Corp.
4.125%, 04/15/2021	$1,800,000	2,010,094
Multiline Retail - 1.6%
Sears Holdings Corp.
6.625%, 10/15/2018	3,225,000	2,999,250
Oil, Gas & Consumable Fuels - 1.6%
Hess Corp.
5.600%, 02/15/2041	2,800,000	3,057,880
TOTAL CORPORATE BONDS (Proceeds $8,017,619)		$8,067,224

	Shares
EXCHANGE TRADED FUNDS - 24.8%
CurrencyShares Euro Trust	14,098	1,490,300
Energy Select Sector SPDR Fund	30,692	2,381,085
Industrial Select Sector SPDR Fund	3,960	220,849
iShares Core S&P 500 ETF	29,840	6,201,647
iShares MSCI Emerging Markets ETF	9,164	367,751
iShares Russell 2000 ETF	148,464	18,461,498
SPDR Barclays Capital High Yield Bond ETF	15,171	595,007
SPDR S&P 500 ETF Trust	47,050	9,712,531
SPDR KBW Regional Banking ETF	35,249	1,439,217
SPDR S&P MidCap 400 ETF Trust	12,711	3,523,998
SPDR S&P Oil & Gas Exploration & Production ETF	11,413	589,596
SPDR S&P Retail ETF	12,046	1,217,128
SPDR S&P Bank ETF	16,250	544,538
TOTAL EXCHANGE TRADED FUNDS (Proceeds $45,961,385)		$46,745,145

	Principal
	Amount
FOREIGN GOVERNMENT NOTES/BONDS - 0.7%
France Government Bond OAT
3.500%, 04/25/2026	EUR 899,000	1,273,447
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Proceeds $1,283,228)		$1,273,447

Total Securities Sold Short (Proceeds $77,896,884) - 42.3%		$78,641,235

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Underlying Funds Trust
Event Driven
Schedule of Options Written
March 31, 2015 (Unaudited)

	Contracts	Value
CALL OPTIONS
American Airlines Group, Inc.
Expiration: April 2015, Exercise Price: $55.00	40	$280
Citigroup, Inc.
Expiration: April 2015, Exercise Price: $52.00	67	1,139
Expiration: April 2015, Exercise Price: $52.50	67	268
Fiat Chrysler Automobiles N.V.
Expiration: April 2015, Exercise Price: $17.00	34	646
Expiration: April 2015, Exercise Price: $18.00	18	135
Olin Corp.
Expiration: April 2015, Exercise Price: $30.00	33	7,507
Expiration: April 2015, Exercise Price: $35.00	67	670
Wabash National Corp.
Expiration: April 2015, Exercise Price: $15.00	23	288
Total Call Options		10,933

PUT OPTIONS
E.I. DuPont de Nemours & Co.
Expiration: April 2015, Exercise Price: $71.00	27	540
Energy Select Sector SPDR Fund
Expiration: April 2015, Exercise Price: $75.50	81	243
iShares Russell 2000 ETF
Expiration: April 2015, Exercise Price: $114.00	703	8,436
Macys, Inc.
Expiration: April 2015, Exercise Price: $60.00	67	469
Expiration: May 2015, Exercise Price: $60.00	67	3,752
SPDR S&P 500 ETF Trust
Expiration: May 2015, Exercise Price: $195.00	671	95,953
Expiration: May 2015, Exercise Price: $197.00	402	70,350
Expiration: June 2015, Exercise Price: $193.00	837	236,871
Total Put Options		416,614

Total Options Written (Premiums received $397,535)		$427,547

Underlying Funds Trust
Event Driven
Swap Contracts
March 31, 2015 (Unaudited)
							Maximum	Upfront
			(Pay)/			Moody's Rating	Potential	Premium	Unrealized
		Buy/Sell	Receive	Termination	Notional	of Reference	Future Payment	Paid	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	(Receipt)	(Received)	(Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

BNP Paribas	Markit CDX.NA.HY.19 (a)	Buy	(5.00%)	12/20/2017	$1,940,000	B1	$(1,940,000)	$(9,873)	$(147,033)
BNP Paribas	Markit CDX.NA.HY.21 (a)	Buy	(5.00%)	12/20/2018	$1,940,000	B1	$(1,940,000)	$(61,361)	$(108,850)

Total Credit Default Swap Buy Contracts									(255,883)

CREDIT DEFAULT SWAP SELL CONTRACTS

BNP Paribas	Markit CDX.NA.HY.19 (a)	Sell	5.00%	12/20/2017	$1,940,000	B1	$1,940,000	82,842	74,064
BNP Paribas	Markit CDX.NA.HY.21 (a)	Sell	5.00%	12/20/2018	$1,940,000	B1	$1,940,000	144,214	25,997

Total Credit Default Swap Sell Contracts									100,061

Total Credit Default Swap Contracts									$(155,822)

(a) Markit CDX North American High Yield Index
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Forward Contracts
March 31, 2015 (Unaudited)
								Unrealized
		Currency		U.S. $ Value	Currency		U.S. $ Value	Appreciation
Settlement Date	Counterparty	to be Delivered		December 31, 2014	to be Received		December 31, 2014	(Depreciation)
4/30/2015	U.S. Bank	200,000	Canadian Dollars	$157,851	160,552	U.S. Dollars	$160,552	$2,701
4/30/2015	U.S. Bank	3,000,000	Euros	3,227,090	3,287,100	U.S. Dollars	3,287,100	60,010
6/30/2015	BNP Paribas S.A.	1,400,000	Canadian Dollars	1,104,019	1,195,355	U.S. Dollars	1,195,355	91,336
Total Forward Contracts - 0.1%				$4,488,960			$4,643,007	$154,047

The accompanying notes are an integral part of these financial statements.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2015 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$718,404
Written Options			Written option contracts, at value	$427,547
Total Equity Contracts		$718,404		$427,547
Foreign Exchange Contracts:
Forward Contracts	Unrealized appreciation on forward contracts *	$154,047	Unrealized depreciation on forward contracts *	$-
Credit Contracts:
Swap Contracts	Swap payments paid & unrealized gain on swap contracts **	327,117	Swap payments received & unrealized loss on swap contracts **	327,117
Total Derivatives		$1,199,568		$754,664

* Includes cumulative appreciation/depreciation on forwards contracts as reported in the Forward Contracts schedule.
** Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

The average quarterly values of purchased and written options during the period ended March 31, 2015, were as follows:

Purchased options	$490,326
Written options	$284,284

The average quarterly notional amounts of swaps and forward contracts during the period ended March 31, 2015, were as follows:

Swaps	$5,500,000
Forward Contracts	$19,507,807

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (unaudited) :

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$145,191,706	$2,088,888	(1)	$9,208	(2)	$147,289,802
Preferred Stocks	-	-		18,417		18,417
Convertible Bonds	-	1,037,747		-		1,037,747
Corporate Bonds	-	22,674,425		-		22,674,425
Bank Loans	-	1,323,000		-		1,323,000
Escrow Notes	-	-		100		100
Exchange Traded Funds	15,683	-		-		15,683
Closed End Funds	5,508,202	-		-		5,508,202
Rights	-	9,770		228,169		237,939
Warrants	293,903	-		-		293,903
Purchased Options	710,079	8,325		-		718,404
Money Market Funds	19,269,012	-		-		19,269,012
Total Long Investments in Securities	$170,988,585	$27,142,155		$255,894		$198,386,634

Securities Sold Short:
Common Stocks	$21,063,734	$1,491,685	(1)	$-		$22,555,419
Corporate Bonds	-	8,067,224		-		8,067,224
Exchange Traded Funds	46,745,145	-		-		46,745,145
Foreign Government Notes/Bonds	-	1,273,447		-		1,273,447
Total Securities Sold Short	$67,808,879	$10,832,356		$-		$78,641,235

Written Options	$419,617	$7,930		$-		$427,547

Other Financial Instruments(3)
Credit Default Swap Buy Contracts	$-	$(255,883)		$-		$(255,883)
Credit Default Swap Sell Contracts	-	100,061		-		100,061
Forward Contracts	154,047	-		-		154,047
Total Other Financial Instruments	$154,047	$(155,822)		$-		$(1,775)

Below are the transfers into or out of Levels 1 and 2 during the quarter ended March 31, 2015 :
	Long Securities	Securities Sold Short
Transfers into Level 1	$900,873	$-
Transfers out of Level 1	-	-
Net Transfers in and/(out) of Level 1	$900,873	$-

Transfers into Level 2	$-	$-
Transfers out of Level 2	(900,873)	-
Net Transfers in and/(out) of Level 2	$(900,873)	$-

The transfers from Level 2 to Level 1 are due to an increase in market activity.

Transfers between levels are recognized at the end of the reporting period.

(1) The Common Stocks Level 2 balance consists of the fair value of the associated Level 2 investments in the following industries:

	Long Securities	Securities Sold Short
Capital Markets	$-	$709,371
Communications Equipment	-	782,314
Diversified Telecommunication Services	1,679,842	-
Software	409,046	-
	$2,088,888	$1,491,685

(2) The Common Stocks Level 3 balance consists of the fair value of the associated Level 3 investments in the following industries:

Health Care Equipment & Supplies	$9,208
$9,208

(3) Includes cumulative appreciation/depreciation on Other Financial Instruments as reported in their respective Schedules.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities, at fair value
Balance as of December 31, 2014	$261,144
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation	(5,250)
Purchases	-
Sales	-
Transfer into Level 3	-
Balance as of March 31, 2015	$255,894

Change in unrealized appreciation/depreciation during the period for level 3 investments held at March 31, 2015	$(108,508)

Type of Security	Fair Value at 3/31/15	Valuation Techniques	Unobservable Input	Range
Common Stocks	$9,208	Private Transaction	Inputs used by third party for offer	NA
			Discount for lack of marketability	65%

Preferred Stocks	18,417	Private Transaction	Inputs used by third party for offer	NA
			Discount for lack of marketability	65%

Escrow	100	Consensus pricing	Third party & broker quoted inputs	NA

Rights	228,169	Expected Future Cash Flows	Likelihood of future cash flow to be received	None

The significant unobservable inputs used in the fair value measurement of the Portfolio's escrowed securities are the likelihood that cash flows or shares will be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Portfolio's common stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Adviser and the Portfolio's third party administrator, which report to the Valuation Committee. For third-party information, the Advisor monitors and reviews the methodologies of the various pricing services employed by the Trust. The Adviser develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 72.6%
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (a) †	12,538	$539,385
Airlines - 1.7%
Delta Air Lines, Inc.	101,212	4,550,491
Japan Airlines Co.	21,160	658,230
Total Airlines		5,208,721

Auto Components - 0.2%
Motorcar Parts of America, Inc. (a) †	24,872	691,193
Automobiles - 1.2%
General Motors Co.	65,618	2,460,675
Yamaha Motor Co. Ltd.	54,075	1,302,702
Total Automobiles		3,763,377

Biotechnology - 6.6%
Alexion Pharmaceuticals, Inc. (a) †	9,815	1,700,939
Alkermes PLC (a) †	33,896	2,066,639
Amicus Therapeutics, Inc. (a) †	94,290	1,025,875
Auspex Pharmaceuticals, Inc. (a) †	20,959	2,101,559
BioMarin Pharmaceutical, Inc. (a) †	12,621	1,572,829
BioSpecifics Technologies Corp. (a)	12,825	502,099
Bluebird Bio, Inc. (a) †	7,650	923,891
Cepheid, Inc. (a) †	28,862	1,642,248
Dyax Corp. (a)	3,770	63,166
Enanta Pharmaceuticals, Inc. (a) †	48,855	1,495,940
Receptos, Inc. (a) †	15,866	2,616,145
Repligen Corp. (a)	15,657	475,347
United Therapeutics Corp. (a) †	10,828	1,867,126
Vertex Pharmaceuticals, Inc. (a) †	15,145	1,786,656
Zeltia SA (a)	244,945	1,063,108
Total Biotechnology		20,903,567

Building Products - 0.7%
AO Smith Corp. †	35,850	2,353,911
Capital Markets - 0.1%
Fortress Investment Group LLC	54,512	439,912
Chemicals - 4.7%
Air Products & Chemicals, Inc. †	13,650	2,064,972
CF Industries Holdings, Inc. †	23,069	6,544,214
Chemtura Corp. (a) †	20,893	570,170
Novozymes A/S †	44,934	2,051,192
PPG Industries, Inc. †	8,135	1,834,768
Westlake Chemical Corp. †	25,850	1,859,649
Total Chemicals		14,924,965

Commercial Services & Supplies - 0.6%
Command Security Corp. (a)	145,819	278,514
KAR Auction Services, Inc. †	15,190	576,157
Knoll, Inc. †	43,366	1,016,065
Total Commercial Services & Supplies		1,870,736

Communications Equipment - 1.3%
CisCo. Systems, Inc. †	34,057	937,419
Finisar Corp. (a) †	29,338	626,073
Infinera Corp. (a) †	6,322	124,354
JDS Uniphase Corp. (a) †	93,875	1,231,640
Nokia OYJ - ADR †	110,246	835,664
Ruckus Wireless, Inc. (a) †	19,214	247,284
Total Communications Equipment		4,002,434

Construction & Engineering - 0.1%
Badger Daylighting Ltd. (a)	21,098	450,428
Construction Materials - 1.3%
Headwaters, Inc. (a) †	53,847	987,554
HeidelbergCement AG †	11,444	905,014
Vulcan Materials Co. †	26,500	2,233,950
Total Construction Materials		4,126,518

Diversified Financial Services - 0.6%
Zenkoku Hosho Co. Ltd.	53,090	1,988,758
Diversified Telecommunication Services - 1.3%
France Telecom	28,852	463,348
Level 3 Communications, Inc. (a) †	28,278	1,522,487
ORBCOMM, Inc. (a)	47,709	284,823
Telecom Argentina SA - ADR †	5,670	128,766
Telefonica SA	69,255	985,461
Zayo Group Holdings, Inc. (a)	23,057	644,674
Total Diversified Telecommunication Services		4,029,559

Electrical Equipment - 0.4%
China Mobile Ltd. (a)	1,406,000	971,847
Enphase Energy, Inc. (a) †	13,620	179,648
Helix Wind Corp. (Acquired 1/6/2010, cost $355,921) (a) (c)	301,628	30
Total Electrical Equipment		1,151,525

Electronic Equipment, Instruments & Components - 1.0%
Electro Rent Corp.	43,102	488,777
Jabil Circuit, Inc. †	65,689	1,535,809
OSI Systems, Inc. (a) †	10,421	773,863
SYNNEX Corp.	2,690	207,802
Total Electronic Equipment, Instruments & Components		3,006,251

Energy Equipment & Services - 0.0%
RigNet, Inc. (a)	2,516	71,932
Food Products - 0.7%
Calavo Growers, Inc. †	11,390	585,674
Marine Harvest ASA	53,100	608,346
P/f Bakkafrost	45,060	974,349
Total Food Products		2,168,369

Gas Utilities - 0.3%
China Gas Holdings Ltd. †	639,800	1,046,884
Health Care Equipment & Supplies - 2.5%
Abaxis, Inc. †	8,920	571,861

Alere, Inc. (a) †	32,472	1,587,881
Edwards Lifesciences Corp. (a) †	14,422	2,054,558
Intuitive Surgical, Inc. (a) †	3,966	2,002,949
MGC Diagnostics Corp. (a)	21,700	159,712
The Cooper Cos, Inc. †	8,654	1,621,933
Total Health Care Equipment & Supplies		7,998,894

Health Care Providers & Services - 2.1%
Anthem, Inc.	10,457	1,614,665
Centene Corp. (a) †	36,065	2,549,435
Express Scripts Holding Co. (a)	16,227	1,408,017
The Ensign Group, Inc. †	25,720	1,205,239
Total Health Care Providers & Services		6,777,356

Health Care Technology - 0.2%
IMS Health Holdings, Inc. (a)	17,348	469,610
Hotels, Restaurants & Leisure - 1.0%
El Pollo LoCo. Holdings, Inc. (a)	25,588	655,309
Royal Caribbean Cruises Ltd. †	7,721	631,964
Unibet Group PLC	26,160	1,435,251
Whistler Blackcomb Holdings, Inc. (a)	36,767	524,559
Total Hotels, Restaurants & Leisure		3,247,083

Household Durables - 0.4%
Harman International Industries, Inc.	931	124,409
Sony Corp.	11,530	308,354
Tempur Sealy International, Inc. (a) †	14,297	825,509
Total Household Durables		1,258,272

Independent Power and Renewable Electricity Producers - 0.9%
TerraForm Power, Inc. †	80,155	2,926,459
Insurance - 0.8%
American International Group, Inc.	44,474	2,436,731
Internet & Catalog Retail - 0.9%
Cnova NV (a) †	53,016	333,470
FTD Cos, Inc. (a) †	13,804	413,292
Groupon, Inc. (a) †	169,457	1,221,785
Netflix, Inc. (a)	384	160,009
TripAdvisor, Inc. (a) †	7,136	593,501
Total Internet & Catalog Retail		2,722,057

Internet Software & Services - 4.0%
21Vianet Group, Inc. - ADR (a)	39,163	691,619
Akamai Technologies, Inc. (a) †	26,855	1,907,914
Alibaba Group Holding, Ltd. - ADR (a)	3,855	320,890
Criteo SA - ADR (a) †	9,728	384,256
Facebook, Inc. (a) †	12,161	999,817
IAC/InterActiveCorp.	45,679	3,081,962
LinkedIn Corp. (a) †	3,768	941,472
Pandora Media, Inc. (a)	3,149	51,045
SMS Co. Ltd.	43,670	582,576
Twitter, Inc. (a) †	20,364	1,019,829
VeriSign, Inc. (a)	27,528	1,843,550
XING AG	4,277	736,524
Yandex NV (a) †	11,418	173,154
Total Internet Software & Services		12,734,608

IT Services - 3.4%
CANCOM SE	39,780	1,595,921
Computer Sciences Corp.	75,268	4,913,495
Euronet Worldwide, Inc. (a) †	15,633	918,439
InterXion Holding NV (a)	8,681	244,804
NeuStar, Inc. (a)	4,827	118,841
Science Applications International Corp.	55,502	2,850,028
Total IT Services		10,641,528

Machinery - 0.4%
Aida Engineering	34,730	398,255
Arcam AB (a) †	40,933	750,811
Total Machinery		1,149,066

Media - 1.0%
Comcast Corp.	4,388	247,790
DISH Network Corp. (a) †	9,801	686,658
Hemisphere Media Group, Inc. (a) †	5,283	66,830
National CineMedia, Inc. †	15,318	231,302
Nexstar Broadcasting Group, Inc. †	8,150	466,343
The Walt Disney Co.	6,697	702,448
Time Warner Cable, Inc. †	4,971	745,054
Total Media		3,146,425

Metals & Mining - 0.8%
Constellium NV (a) †	32,610	662,635
Thyssenkrupp AG †	73,016	1,911,566
Total Metals & Mining		2,574,201

Multiline Retail - 0.2%
Ryohin Keikaku Co. Ltd.	5,380	781,241
Oil, Gas & Consumable Fuels - 1.8%
Bankers Petroleum Ltd.(a)	63,880	136,682
Calumet Specialty Products Partners LP †	17,495	420,755
Cheniere Energy, Inc. (a) †	24,700	1,911,780
Golar LNG Partners LP	20,920	562,539
Green Plains, Inc. †	79,300	2,264,015
Parex Resources, Inc. (a)	57,000	363,183
Total Oil, Gas & Consumable Fuels		5,658,954

Paper & Forest Products - 0.0%
Shanghai Songrui Forestry Products, Inc. (Acquired 10/12/2009, cost $637,496) (a) (c) (d)	660,000	0
Pharmaceuticals - 7.4%
Akorn, Inc. (a) †	43,291	2,056,755
Endo International PLC (a) †	25,266	2,266,360
Impax Laboratories, Inc. (a) †	41,141	1,928,279
Jazz Pharmaceuticals PLC (a) †	9,384	1,621,461
Mallinckrodt PLC (a) †	18,768	2,376,967
Mylan NV (a) †	38,979	2,313,404
Nippon Shinyaku Co.	22,905	832,665
Shire PLC - ADR †	9,745	2,331,881
Taro Pharmaceutical Industries Ltd. (a) †	26,875	3,790,181
Teva Pharmaceutical Industries Ltd.- ADR †	29,598	1,843,955
Zoetis, Inc. †	42,912	1,986,397
Total Pharmaceuticals		23,348,305

Professional Services - 0.4%
Korn/Ferry International †	34,453	1,132,470
Real Estate Investment Trusts (REITs) - 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	76,650	1,401,162
CyrusOne, Inc.	12,284	382,278
Total Real Estate Investment Trusts (REITs)		1,783,440

Road & Rail - 1.6%
AMERCO †	9,385	3,100,804
Celadon Group, Inc. †	12,423	338,154
Hertz Global Holdings, Inc. (a)	23,712	514,076
Knight Transportation, Inc. †	14,683	473,527
Old Dominion Freight Line, Inc. (a) †	2,233	172,611
Roadrunner Transportation Systems, Inc. (a) †	13,170	332,806
Werner Enterprises, Inc. †	5,603	175,990
Total Road & Rail		5,107,968

Semiconductors & Semiconductor Equipment - 8.8%
Applied Materials, Inc. †	103,343	2,331,418
Avago Technologies Ltd. †	12,032	1,527,823
Broadcom Corp. †	34,482	1,492,898
Canadian Solar, Inc. (a) †	36,887	1,231,657
Cypress Semiconductor Corp. †	142,715	2,013,709
Ferrotec Corp.	119,048	695,191
Integrated Device Technology, Inc. (a) †	110,536	2,212,931
LMS Co. Ltd.	57,770	955,951
M/A-COM Technology Solutions Holding,Inc. (a) †	13,616	507,332
Marvell Technology Group Ltd. †	81,439	1,197,153
Mellanox Technologies Ltd. (a) †	30,689	1,391,439
Monolithic Power Systems, Inc. †	23,449	1,234,590
NXP Semiconductors NV (a)	2,442	245,079
Samsung Electronics Co. Ltd.	657	851,967
Silicon Motion Technology Corp. - ADR †	95,674	2,571,717
SunEdison Semiconductor Ltd. (a) †	50,410	1,301,586
SunEdison, Inc. (a) †	138,114	3,314,736
Synaptics, Inc. (a)	1,927	156,675
Tokyo Electron Ltd.	20,284	1,406,974
Tower Semiconductor Ltd. (a) †	53,672	911,351
Ultratech, Inc. (a) †	17,657	306,173
Total Semiconductors & Semiconductor Equipment		27,858,350

Software - 4.8%
Autodesk, Inc. (a)	4,191	245,760
Cadence Design System, Inc. (a) †	57,970	1,068,967
CDK Global, Inc. †	20,850	974,946
FireEye, Inc. (a) †	40,654	1,595,670
Imperva, Inc. (a)	2,882	123,061
Microsoft Corp.	87,018	3,537,717
MobileIron, Inc. (a) †	12,975	120,149
Monotype Imaging Holdings, Inc.	80,913	2,641,000
The Rubicon Project, Inc. (a) †	13,042	233,713
Tableau Software, Inc. (a) †	9,725	899,757
Take-Two Interactive Software, Inc. (a)	79,894	2,033,702
TiVo, Inc. (a) †	83,640	887,420
Varonis Systems, Inc. (a) †	7,823	200,738
VMware, Inc. (a)	7,842	643,122
Total Software		15,205,722

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc. †	60,397	7,515,199
EMC Corp. †	11,582	296,036
Immersion Corp. (a) †	12,188	111,886
Nimble Storage, Inc. (a) †	7,147	159,449
QLogic Corp. (a) †	90,074	1,327,691

Super Micro Computer, Inc. (a) †	39,302	1,305,219
Western Digital Corp. †	23,057	2,098,418
Total Technology Hardware, Storage & Peripherals		12,813,898

Textiles, Apparel & Luxury Goods - 0.4%
Unifi, Inc. (a) †	34,754	1,254,272
Thrifts & Mortgage Finance - 0.1%
LendingTree Inc. (a) †	3,976	222,696
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a) †	23,464	734,423
Wireless Telecommunication Services - 0.9%
China Mobile Ltd. - ADR	11,523	749,341
RingCentral, Inc. (a) †	72,320	1,108,666
T-Mobile US, Inc. (a) †	23,444	742,940
Vodafone Group	96,174	314,711
Total Wireless Telecommunication Services		2,915,658

TOTAL COMMON STOCKS (Cost $204,445,749)		$229,638,112

RIGHTS - 0.0%
Furiex Pharmaceuticals Inc. (a) †	17,484	170,819
Telefonica SA †	69,255	11,170
TOTAL RIGHTS (Cost $12,077)		$181,989

PURCHASED OPTIONS - 0.1%
Call Options - 0.0%	Contracts
CBOE Volatility Index
Expiration April 2015, Exercise Price: $16.00	319	39,237
DHT Holdings Inc.
Expiration April 2015, Exercise Price: $10.00	1,629	4,072
The Walt Disney Co.
Expiration April 2015, Exercise Price: $105.00	39	6,240
Frontline Ltd.
Expiration May 2015, Exercise Price: $2.50	600	12,000
Invensense, Inc.
Expiration June 2015, Exercise Price: $20.00	12	264
Micron Technology, Inc.
Expiration April 2015, Exercise Price: $28.00	300	16,200
ONEOK Inc.
Expiration April 2015, Exercise Price: $50.00	200	18,800
Total Call Options		96,813
Put Options - 0.1%
Dresser-Rand Group, Inc.
Expiration June 2015, Exercise Price: $70.00	70	16,450
Enphase Energy, Inc.
Expiration April 2015, Exercise Price: $12.50	100	4,000
Linn Energy LLC
Expiration April 2015, Exercise Price: $13.00	600	132,600
PowerShares QQQ Trust Series 1
Expiration April 2015, Exercise Price: $103.00	210	13,230
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration April 2015, Exercise Price: $45.00	200	6,200
Tesla Motors, Inc.
Expiration April 2015, Exercise Price: $182.50	100	6,500
United States Oil Fund LP
Expiration July 2015, Exercise Price: $15.00	350	32,900
Total Put Options		211,880
TOTAL PURCHASED OPTIONS (Cost $409,141)		$308,693

MONEY MARKET FUNDS - 24.0%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.08% (b) †	75,730,592	75,730,592
TOTAL MONEY MARKET FUNDS (Cost $75,730,592)		$75,730,592

Total Investments (Cost $280,597,559) - 96.7%		305,859,386

Other Assets in Excess of Liabilities - 3.3%		10,271,881
TOTAL NET ASSETS - 100.0%		$316,131,267

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
ADR	American Depository Receipt
(b)	Variable Rate Security. The rate shown represents the rate at March 31, 2015.
(c)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2015, the market value of these securities total $30 which represents 0.0% of total net assets.

(d)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At March 31, 2015, the market value of these securities total $0 which represents 0.0% of total net assets.

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $140,689,189.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Underlying Funds Trust
Long/Short Equity
Schedule of Securities Sold Short
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 33.3%
Automobiles - 0.5%
Tesla Motors, Inc.	4,360	$823,037
Thor Industries, Inc.	9,535	602,708
Total Automobiles		1,425,745

Banks - 0.2%
Canadian Western Bank	24,040	526,335
Beverages - 0.2%
The Coca-Cola Co.	11,458	464,622
Remy Cointreau SA	3,725	274,344
Total Beverages		738,966

Biotechnology - 0.8%
Amgen, Inc.	5,057	808,361
Celgene Corp.	4,810	554,497
Dyax Corp.	34,585	579,472
Synageva BioPharma Corp.	5,887	574,159
Total Biotechnology		2,516,489

Building Products - 0.2%
Fortune Brands Home & Security, Inc.	13,173	625,454
Chemicals - 0.6%
Monsanto Co.	5,950	669,613
Rayonier Advanced Materials, Inc.	91,800	1,367,820
Total Chemicals		2,037,433

Commercial Services & Supplies - 0.3%
Stericycle, Inc.	7,248	1,017,837
Communications Equipment - 0.5%
Plantronics, Inc.	17,701	937,268
ViaSat, Inc.	11,044	658,333
Total Communications Equipment		1,595,601

Construction & Engineering - 0.5%
Chicago Bridge & Iron Co. NV	22,100	1,088,646
Fluor Corp.	6,252	357,364
Primoris Services Corp.	9,394	161,483
Total Construction & Engineering		1,607,493

Consumer Finance - 0.1%
Enova International, Inc.	16,194	318,860
Containers & Packaging - 0.2%
Greif, Inc.	14,650	575,306
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	11,366	371,100
BCE, Inc.	3,803	161,095
Intelsat SA	10,601	127,212
Straight Path Communicatns, Inc. - Class B	10,682	212,785
Total Diversified Telecommunication Services		872,192

Electrical Equipment - 0.9%
Ametek, Inc.	18,810	988,277
Enphase Energy, Inc.	26,958	355,576
OSRAM Licht AG	6,460	319,788
SolarCity Corp.	21,404	1,097,597
Total Electrical Equipment		2,761,238

Electronic Equipment, Instruments & Components - 0.4%
Knowles Corp.	26,130	503,525
Scansource, Inc.	15,356	624,221
Zebra Technologies Corp.	2,516	228,239
Total Electronic Equipment, Instruments & Components		1,355,985

Energy Equipment & Services - 1.9%
Bristow Group, Inc.	7,555	411,370
CARBO Ceramics, Inc.	7,495	228,672
Core Laboratories NV	5,900	616,491
Hornbeck Offshore Services, Inc.	14,160	266,349
National Oilwell Varco, Inc.	12,632	631,474
Seadrill Ltd.	106,800	998,580
Transocean Ltd.	75,500	1,107,585
US Silica Holdings, Inc.	12,570	447,618
Weatherford International PLC	92,750	1,140,825
Total Energy Equipment & Services		5,848,964

Food & Staples Retailing - 1.5%
CVS Health Corp.	10,076	1,039,944
Metcash Ltd.	349,140	410,804
Metro Ag	14,690	497,840
Sysco Corp.	28,300	1,067,759
Walgreens Boots Alliance, Inc.	12,454	1,054,605
Woolworths Ltd.	27,120	607,325
Total Food & Staples Retailing		4,678,277

Food Products - 0.3%
Ingredion, Inc.	12,730	990,649
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	14,429	668,496
Becton Dickinson and Co.	5,213	748,535
Boston Scientific Corp.	28,569	507,100
CR Bard, Inc.	4,415	738,850
Cynosure, Inc.	19,327	592,759
Elekta AB	106,036	953,593
Getinge AB	24,070	594,741
GN Store Nord A/S	25,600	571,571
ICU Medical, Inc.	6,196	577,095
IDEXX Laboratories, Inc.	5,213	805,304
Medtronic PLC	11,222	875,204
Meridian Bioscience, Inc.	18,175	346,779
St. Jude Medical, Inc.	9,424	616,330
STERIS Corp.	9,269	651,333
Stryker Corp.	8,502	784,309
Varian Medical Systems, Inc.	8,828	830,626
Zimmer Holdings, Inc.	7,145	839,680
Total Health Care Equipment & Supplies		11,702,305

Health Care Providers & Services - 1.9%
AAC Holdings, Inc.	21,170	647,378
Cardinal Health, Inc.	9,629	869,210
Envision Healthcare Holdings, Inc.	20,371	781,228
HCA Holdings, Inc.	10,426	784,348
Henry Schein, Inc.	6,845	955,699

Laboratory Corp. of America Holdings	7,246	913,648
McKesson Corp.	4,330	979,446
Total Health Care Providers & Services		5,930,957

Health Care Technology - 0.1%
Athenahealth, Inc.	3,725	444,728
Hotels, Restaurants & Leisure - 0.7%
BJ's Restaurants, Inc.	20,388	1,028,575
Buffalo Wild Wings, Inc.	780	141,367
McDonald's Corp.	5,480	533,971
Potbelly Corp.	38,460	526,902
Total Hotels, Restaurants & Leisure		2,230,815

Household Durables - 0.1%
iRobot Corp.	12,760	416,359
Industrial Conglomerates - 0.5%
ACCO Brands Corp.	62,016	515,353
Danaher Corp.	10,027	851,292
Total Industrial Conglomerates		1,366,645

Insurance - 0.3%
HCI Group, Inc.	20,267	929,647
United Insurance Holdings Corp.	179	4,028
Total Insurance		933,675

Internet Software & Services - 0.4%
Equinix, Inc.	1,573	366,273
Hortonworks, Inc.	10,597	252,633
TrueCar, Inc.	19,840	354,144
VeriSign, Inc.	5,524	369,942
Total Internet Software & Services		1,342,992

IT Services - 1.1%
Booz Allen Hamilton Holding Corp.	16,619	480,954
CACI International, Inc.	4,697	422,354
International Business Machines Corp.	14,229	2,283,754
The Western Union Co.	13,301	276,794
Total IT Services		3,463,856

Leisure Products - 0.4%
Hasbro, Inc.	11,708	740,414
Nautilus, Inc.	35,942	548,834
Total Leisure Products		1,289,248

Life Sciences Tools & Services - 0.8%
Illumina, Inc.	3,607	669,603
Quintiles Transnatio Holdings, Inc.	12,077	808,797
Thermo Fisher Scientific, Inc.	6,845	919,557
Total Life Sciences Tools & Services		2,397,957

Machinery - 2.3%
Actuant Corp.	23,600	560,264
AGCO Corp.	8,880	423,043
American Railcar Industries, Inc.	5,720	284,456
Astec Industries, Inc.	1,608	68,951
Clarcor, Inc.	6,876	454,228
Crane Co.	10,820	675,276
GEA Group AG	6,540	314,386
Kubota Corp.	32,200	508,725
Navistar International Corp.	38,840	1,145,780
Standex International Corp.	6,337	520,458

Titan International, Inc.	63,465	594,032
Trimas Corp.	17,683	544,460
Valmont Industries, Inc.	9,263	1,138,237
Total Machinery		7,232,296

Media - 0.7%
Cablevision Systems Corp.	27,352	500,541
Discovery Communications, Inc.	12,085	371,735
MDC Partners, Inc.	7,852	222,604
Omnicom Group, Inc.	6,357	495,719
Rentrak Corp.	9,952	552,933
Twenty-First Century Fox, Inc.	5,643	190,959
Total Media		2,334,491

Metals & Mining - 0.5%
Bekaert SA	50,278	1,354,467
Globe Specialty Metals, Inc.	4,335	82,018
Total Metals & Mining		1,436,485

Oil, Gas & Consumable Fuels - 1.3%
Exxon Mobil Corp.	41,286	3,509,310
Linn Energy LLC	1,100	12,166
ONEOK Partners LP	11,800	481,912
Petroleo Brasileiro SA - ADR	24,776	148,904
Total Oil, Gas & Consumable Fuels		4,152,292

Personal Products - 0.6%
Avon Products, Inc.	160,350	1,281,196
Nu Skin Enterprises, Inc.	8,855	533,160
Total Personal Products		1,814,356

Pharmaceuticals - 2.1%
Endo International PLC	5,460	489,762
Galenica AG	1,211	1,055,649
Johnson & Johnson	9,667	972,500
Merck & Co., Inc.	16,052	922,669
Novartis AG - ADR	9,635	950,107
Orexo AB	14,953	213,482
Pfizer, Inc.	28,216	981,635
Sanofi - ADR	19,243	951,374
Valeant Pharmaceuticals International, Inc.	820	162,868
Total Pharmaceuticals		6,700,046

Professional Services - 0.5%
Exponent, Inc.	6,387	567,804
Nielsen NV	5,496	244,957
On Assignment, Inc.	18,585	713,106
Total Professional Services		1,525,867

Real Estate Investment Trusts (REITs) - 0.0%
Hersha Hospitality Trust	15,666	101,359
Road & Rail - 0.3%
ArcBest Corp.	15,245	577,633
Saia, Inc.	10,433	462,182
Total Road & Rail		1,039,815

Semiconductors & Semiconductor Equipment - 2.2%
ARM Holdings PLC - ADR	3,772	185,960
ASML Holding NV - ADR	2,424	245,977
Intel Corp.	55,987	1,750,713
JA Solar Holdings Co. Ltd.- ADR	53,645	512,846
KLA-Tencor Corp.	15,472	901,863
Linear Technology Corp.	23,676	1,108,037
SunPower Corp.	11,510	360,378
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	30,714	721,165
Texas Instruments, Inc.	7,686	439,524
Trina Solar Ltd. - ADR	32,350	391,112
Xilinx, Inc.	9,134	386,368
Total Semiconductors & Semiconductor Equipment		7,003,943

Software - 1.1%
Adobe Systems, Inc.	3,102	229,362
Callidus Software, Inc.	27,739	351,731
Citrix Systems, Inc.	9,841	628,545
Fortinet, Inc.	7,431	259,713
Gemalto NV	6,015	479,263
Mobileye NV	9,553	401,513
Red Hat, Inc.	13,309	1,008,157
VASCO Data Security International, Inc.	5,002	107,743
Total Software		3,466,027

Specialty Retail - 0.6%
Best Buy Co., Inc.	17,481	660,607
Boot Barn Holdings, Inc.	24,438	584,557
Chico's FAS, Inc.	5,399	95,508
Penske Automotive Group, Inc.	9,394	483,697
Total Specialty Retail		1,824,369

Technology Hardware, Storage & Peripherals - 0.8%
Diebold, Inc.	17,769	630,089
Lexmark International, Inc.	5,670	240,068
SanDisk Corp.	27,091	1,723,529
Total Technology Hardware, Storage & Peripherals		2,593,686

Thrifts & Mortgage Finance - 0.1%
Home Capital Group, Inc.	10,200	342,752
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	11,746	532,564
DXP Enterprises, Inc.	9,177	404,614
Noble Group Ltd.	914,200	612,365
Rush Enterprises, Inc.	7,151	195,651
Titan Machinery, Inc.	23,231	310,134
WW Grainger, Inc.	2,347	553,446
Total Trading Companies & Distributors		2,608,774

TOTAL COMMON STOCKS (Proceeds $109,008,435)		$105,188,919

EXCHANGE TRADED FUNDS - 5.8%
Consumer Staples Select Sector SPDR Fund	4,581	223,278
Direxion Daily Junior Gold Miners Index Bear 3X	1,730	21,279
Direxion Daily Semiconductors Bear 3x	8,920	105,345
Financial Select Sector SPDR Fund	31,114	750,159
Industrial Select Sector SPDR Fund	13,400	747,318
iPATH S&P 500 VIX Short-Term Futures ETN	3,911	100,239
iShares China Large-Cap ETF	16,745	744,315
iShares MSCI Australia ETF	38,102	871,012

iShares MSCI South Korea Capped ETF	7,647	437,714
iShares MSCI Turkey ETF	6,386	296,310
iShares Russell 2000 ETF	15,167	1,886,017
PowerShares NASDAQ Internet Portfolio	1,251	87,833
PowerShares QQQ	30,529	3,223,862
ProShares Ultra VIX Short-Term Futures ETF	4,560	68,674
ProShares UltraPro Short Russell 2000	4,340	113,231
SPDR S&P 500 ETF Trust	29,756	6,142,531
Technology Select Sector SPDR Fund	58,914	2,441,396
VelocityShares Daily 2x VIX Short Term ETN	37,270	63,359
VelocityShares 3x Inverse Natural Gas	20,850	162,630
TOTAL EXCHANGE TRADED FUNDS (Proceeds $18,496,449)		$18,486,502

PREFERRED STOCKS - 0.0%
Diversified Telecommunication Services - 0.0%
Oi SA	50,699	78,076
TOTAL PREFERRED STOCKS (Proceeds $110,560)		$78,076

Total Securities Sold Short (Proceeds $127,615,444) - 39.1%		$123,753,497

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Underlying Funds Trust
Long/Short Equity
Schedule of Options Written
March 31, 2015 (Unaudited)

	Contracts	Value
CALL OPTIONS
Enphase Energy, Inc.
Expiration: April 2015, Exercise Price: $15.00	100	1,250
Total Call Options		1,250

PUT OPTIONS
PowerShares QQQ Trust Series 1
Expiration: April 2015, Exercise Price: $100.00	420	9,660
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: April 2015, Exercise Price: $40.00	200	1,800
Tesla Motors, Inc.
Expiration: April 2015, Exercise Price: $172.50	50	450
Total Put Options		11,910

Total Options Written (Premiums received $24,814)		$13,160

Underlying Funds Trust
Long/Short Equity
Swap Contracts
March 31, 2015 (Unaudited)

		Pay/Receive				Unrealized
		Total Return on	Termination	Financing	Notional	Appreciation/
Counterparty	Reference Entity	Reference Entity	Dates	Rate	Value	(Depreciation)

LONG TOTAL RETURN SWAP CONTRACTS

BNP Paribas SA	Aerospace Industrial	Receive	6/1/2016	0.920%	$338,205	$(8,880)

BNP Paribas SA	Eclat Textile Company Ltd.	Receive	4/1/2015 - 12/1/2015	0.920%	992,205	331,798

BNP Paribas SA	Eclat Textile Company Ltd.	Receive	12/1/2015	0.670%	50,561	12,861

BNP Paribas SA	Eicher Motors Ltd.	Receive	2/1/2016 - 3/1/2016	0.920%	510,265	29,036

BNP Paribas SA	Hermes Microvision, Inc.	Receive	6/1/2015 - 12/1/2015	0.920%	564,911	516,692

BNP Paribas SA	King Slide Works Co. Ltd.	Receive	4/1/2015 - 6/1/2016	0.920%	1,171,794	447,130

BNP Paribas SA	Page Industires Ltd.	Receive	2/1/2016 - 3/1/2016	0.920%	652,174	93,106

BNP Paribas SA	PC Home Online	Receive	2/1/2016	0.920%	398,229	69,327

BNP Paribas SA	Suzlon Energy Ltd.	Receive	5/2/2016	0.920%	478,994	32,438

BNP Paribas SA	Taiwan Paiho Ltd.	Receive	3/1/2016 - 4/1/2016	0.920%	839,079	532,257

BNP Paribas SA	Vectura Group PLC	Receive	5/3/2016	1.260%	672,164	8,731

Total Long Total Return Swap Contracts						$2,064,496

SHORT TOTAL RETURN SWAP CONTRACTS

BNP Paribas SA	Circassia Pharmaceuticals	Pay	2/1/2016 - 5/3/2016	-0.990%	$358,398	$26,670

BNP Paribas SA	Circassia Pharmaceuticals	Pay	5/3/2016	0.110%	2,801	(97)

BNP Paribas SA	Circassia Pharmaceuticals	Pay	5/3/2016	-1.000%	61,236	(2,081)

BNP Paribas SA	Ocado Group PLC	Pay	12/1/2015 - 5/3/2016	0.110%	944,927	16,019

BNP Paribas SA	Ocado Group PLC	Pay	5/3/2016	0.100%	275,733	8,755

BNP Paribas SA	Standard Chartered PLC	Pay	5/1/2015 - 7/1/2015	0.110%	538,064	127,690

BNP Paribas SA	Tesco PLC	Pay	1/4/2016 - 2/1/2016	0.110%	694,936	(122,488)

BNP Paribas SA	Weir Group PLC	Pay	3/1/2016 - 4/1/2016	0.110%	709,287	1,488

Total Short Total Return Swap Contracts - 0.1%						$55,956

The accompanying notes are an integral part of these financial statements.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2015 :

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$308,693
Written Options			Written option contracts, at fair value	13,160
Swap Contracts	Unrealized gain on swap contracts	2,253,998	Unrealized loss on swap contracts	(133,546)
Total		$2,562,691		$(120,386)

The average quarterly fair value of purchased and written options during the period ended March 31, 2015  were as follows:

Purchased options	$596,739
Written options	$46,129

The average quarterly notional amounts of swaps during the period ended March 31, 2015  were as follows:

Swaps	$4,652,833

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015:

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$204,496,166	$25,141,946	(1)	$-	(3)	$229,638,112
Rights	11,170	170,819		-		181,989
Purchased Options	284,171	24,522		-		308,693
Money Market Funds	75,730,592	-		-		75,730,592
Total Long Investments in Securities	$280,522,099	$25,337,287		$-		$305,859,386

Securities Sold Short:
Common Stocks	$97,374,169	$7,814,750	(1)	$-		$105,188,919
Exchange Traded Funds	18,486,502	-		-		18,486,502
Preferred Stocks	78,076	-		-		78,076
Total Securities Sold Short	$115,938,747	$7,814,750		$-		$123,753,497

Written Options	$11,910	$1,250		$-		$13,160

Other Financial Instruments (2)
Total Return Swap Buy Contracts	$-	$2,064,496		$-		$2,064,496
Total Return Swap Sell Contracts	-	55,956		-		55,956
Total Other Financial Instruments	$-	$2,120,452		$-		$2,120,452

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

(1) The Common Stocks Level 2 balance consists of the value of the associated Level 2 investments in the following industries:

	Long Securities	Securities Sold Short
Airlines	$658,230	$-
Automobiles	1,302,702	-
Biotechnology	1,063,108	-
Beverages	-	274,344
Chemicals	2,051,192	-
Construction Materials	905,014	-
Diversified Financial Services	1,988,758	-
Diversified Telecommunication Services	1,448,809	-
Electrical Equipment	971,847	319,788
Food & Staples Retailing	-	1,515,969
Food Products	1,582,695	-
Gas Utilities	1,046,884	-
Health Care Equipment & Supplies	-	1,166,312
Household Durables	308,354	-
Internet Software & Services	1,319,100	-
IT Services	1,595,921	-
Machinery	1,149,066	823,111
Media	-	-
Metals & Mining	1,911,566	1,354,467
Multiline Retail	781,241	-
Pharmaceuticals	832,665	1,269,131
Semiconductors & Semiconductor Equipment	3,910,083	-
Software	-	479,263
Trading Companies & Distributors	-	612,365
Wireless Telecommunication Services	314,711	-
	$25,141,946	$7,814,750

(2) Includes cumulative appreciation/depreciation on swap contracts as reported in the Schedule of Investments.

(3) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Paper & Forest Products	$-
$-

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Managed Futures Strategies
Schedule of Investments
March 31, 2015 (Unaudited)
(Consolidated)
	Shares	Value
MONEY MARKET FUNDS - 69.7%
Fidelity Institutional Government Portfolio - Institutional Class
0.01% (a) (b)	3,090,003	$3,090,003
Fidelity Institutional Money Market Portfolio - Institutional Class
0.10% (a) (b)	9,999,789	9,999,789
First American Prime Obligations Fund - Class Z
0.02% (a) (b)	9,999,477	9,999,477
Invesco Advisers, Inc. STIT - Prime Portfolio - Institutional Class
0.04% (a) (b)	9,999,900	9,999,900
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.08% (a) (b)	9,995,002	9,995,002
TOTAL MONEY MARKET FUNDS (Cost $43,084,171)		43,084,171

OTHER SHORT-TERM INVESTMENT VEHICLE - 8.2%
Smith Breeden Institutional Short Duration Portfolio (c)	5,000,000	$5,101,005
TOTAL OTHER SHORT-TERM INVESTMENT VEHICLE (Cost $5,000,000)		5,101,005

Total Investments (Cost $48,084,171) - 77.9%		48,185,176

Other Assets in Excess of Liabilities - 22.1%		13,664,320
TOTAL NET ASSETS - 100.0%		$61,849,496

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown represents the rate at March 31, 2015.
(b)	All or a portion of the shares have been committed as collateral for swaps.
(c)	Security fair valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The value of these securities total $5,101,005, which represents 8.2% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Managed Futures Strategies
Swap Contracts
March 31, 2015 (Unaudited)
(Consolidated)
				Unrealized
		Termination	Notional	Appreciation/
Counterparty	Reference Entity	Date	Value	(Depreciation)

LONG TOTAL RETURN SWAP CONTRACTS

Newedge UK Financial Ltd.	Centurion Index (a)	Indefinite	$10,000,000	(136,140)

Newedge UK Financial Ltd.	Dominion Sapphire Index (a)	Indefinite	32,946,285	1,869,068

Newedge UK Financial Ltd.	Revolution Alpha Program Index (a)	Indefinite	21,186,048	1,480,308

Newedge UK Financial Ltd.	ROW Index (a)	Indefinite	15,109,275	337,035

Total Long Total Return Swap Contracts				$3,550,271

(a) Security fair valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The unrealized appreciation/depreciation of these securities total $3,550,194, which represents 5.7% of total net assets.

The accompanying notes are an integral part of these financial statements.

The average quarterly notional amount of swaps during the trailing four quarters ended March 31, 2015 were as follows:

Swaps	$44,860,224

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015:

Description	Level 1	Level 2		Level 3	Total
Money Market Funds	$43,084,171	$-		$-	$43,084,171
Other Short-Term Investment Vehicle	-	5,101,005		-	5,101,005
Total Investments in Securities	$43,084,171	$5,101,005		$-	$48,185,176

Long Total Return Swap Contracts	$-	$3,550,271	*	$-	$3,550,271
Total Other Financial Instruments	$-	$3,550,271		$-	$3,550,271

* Includes unrealized appreciation/depreciation on swaps contracts as reported in the Swap Contracts schedule.
There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral
Schedule of Investments
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 37.6%
Communications Equipment - 1.6%
F5 Networks, Inc. (a)	2,500	$287,350
Harmonic, Inc. (a)	47,900	354,939
Infinera Corp. (a)	27,300	536,991
Total Communications Equipment		1,179,280

Electric Utilities - 2.3%
PNM Resources, Inc.	35,700	1,042,440
PPL Corp.	17,855	600,999
Total Electric Utilities		1,643,439

Electronic Equipment, Instruments & Components - 0.2%
RealD, Inc. (a)	9,700	124,063
Gas Utilities - 3.7%
AGL Resources, Inc.	5,892	292,538
Laclede Group, Inc.	12,954	663,504
Southwest Gas Corp.	29,500	1,716,015
Total Gas Utilities		2,672,057

Health Care Technology - 0.7%
Vocera Communications, Inc. (a)	54,300	538,656
Independent Power and Renewable Electricity Producers - 1.5%
Calpine Corp. (a)	14,000	320,180
Pattern Energy Group, Inc.	27,872	789,335
Total Independent Power and Renewable Electricity Producers		1,109,515

Internet Software & Services - 5.7%
Bazaarvoice, Inc. (a)	29,000	163,850
Borderfree, Inc. (a)	20,400	122,604
Equinix, Inc.	4,300	1,001,255
HomeAway, Inc. (a)	19,700	594,349
Intralinks Holdings, Inc. (a)	85,900	888,206
Shutterstock, Inc. (a)	4,300	295,281
Wix.com Ltd. (a)	32,800	628,448
Yahoo!, Inc. (a)	9,200	408,802
Total Internet Software & Services		4,102,795

IT Services - 0.7%
InterXion Holding NV (a)	17,100	482,220
Multi-Utilities - 6.3%
CenterPoint Energy, Inc.	41,452	846,035
CMS Energy Corp.	16,815	587,012
Dominion Resources, Inc.	20,100	1,424,487
NiSource, Inc.	6,997	308,987
Sempra Energy	12,800	1,395,456
Total Multi-Utilities		4,561,977

Oil, Gas & Consumable Fuels - 1.3%
Columbia Pipeline Partners LP (a)	11,487	318,075
Spectra Energy Corp.	16,634	601,652
Total Oil, Gas & Consumable Fuels		919,727

Semiconductors & Semiconductor Equipment - 4.9%
Atmel Corp.	28,700	236,201
CEVA, Inc. (a)	23,900	509,548
Rambus, Inc. (a)	87,300	1,097,798
Tessera Technologies, Inc.	27,200	1,095,616
Veeco Instruments, Inc. (a)	18,700	571,285
Total Semiconductors & Semiconductor Equipment		3,510,448

Software - 5.3%
Datawatch Corp. (a)	31,700	215,243
Infoblox, Inc. (a)	44,500	1,062,215
Informatica Corp. (a)	11,400	499,947
RealPage, Inc. (a)	20,500	412,870
Silver Spring Networks, Inc. (a)	20,300	181,482
Telenav, Inc. (a)	48,100	380,952
TiVo, Inc. (a)	99,800	1,058,878
Total Software		3,811,587

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	6,100	759,023
QLogic Corp. (a)	71,500	1,053,910
Total Technology Hardware, Storage & Peripherals		1,812,933

Water Utilities - 0.9%
California Water Service Group	25,061	614,245
TOTAL COMMON STOCKS (Cost $25,218,673)		$27,082,942

CONVERTIBLE PREFERRED STOCKS - 1.5%
Automobiles - 0.3%
Fiat Chrysler Automobiles NV (a)	1,875	258,319
Food Products - 0.5%
Tyson Foods, Inc.	7,220	350,025
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.	50	43,600
Pharmaceuticals - 0.6%
Actavis PLC	440	445,280
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,024,905)		$1,097,224

	Principal
	Amount
CONVERTIBLE BONDS - 26.6%
Air Freight & Logistics - 0.8%
UTi Worldwide, Inc.
4.500%, 03/01/2019	$500,000	560,625
Automobiles - 0.8%
Tesla Motors, Inc.
1.250%, 03/01/2021	650,000	544,375
Biotechnology - 2.0%
Aegerion Pharmaceuticals, Inc.
2.000%, 08/15/2019 (Acquired 01/27/2015 through 03/19/2015, Cost $311,165) (b) †	345,000	320,634

BioMarin Pharmaceutical, Inc.
0.750%, 10/15/2018 †	430,000	639,894
Clovis Oncology, Inc.
2.500%, 09/15/2021 (Acquired 09/04/2014 through 09/08/2014, Cost $185,668) (b) †	185,000	256,225
Isis Pharmaceuticals, Inc.
1.000%, 11/15/2021 (Acquired 11/12/2014, Cost $185,000) (b) †	185,000	215,294
Total Biotechnology		1,432,047

Communications Equipment - 1.5%
Ciena Corp.
3.750%, 10/15/2018 (Acquired 03/16/2015 through 03/18/2015, Cost $651,338) (b) †	505,000	618,940
Palo Alto Networks, Inc.
0.000%, 07/01/2019 (Acquired 06/25/2014 through 03/17/2015, Cost $358,343) (b)	335,000	480,516
Total Communications Equipment		1,099,456

Consumer Finance - 0.7%
PRA Group, Inc.
3.000%, 08/01/2020	465,000	501,038
Electrical Equipment - 0.4%
SolarCity Corp.
2.750%, 11/01/2018	250,000	261,250
Energy Equipment & Services - 0.7%
Hornbeck Offshore Services, Inc.
1.500%, 09/01/2019 †	610,000	490,287
Health Care Equipment & Supplies - 0.7%
Insulet Corp.
2.000%, 06/15/2019 †	515,000	519,184
Health Care Providers & Services - 0.5%
Brookdale Senior Living, Inc.
2.750%, 06/15/2018 †	280,000	388,850
Household Durables - 0.4%
Jarden Corp.
1.875%, 09/15/2018 †	175,000	299,797
Internet & Catalog Retail - 0.7%
The Priceline Group, Inc.
1.000%, 03/15/2018	360,000	480,375
Internet Software & Services - 3.2%
j2 Global, Inc.
3.250%, 06/15/2029 †	325,000	374,156
LinkedIn Corp.
0.500%, 11/01/2019 (Acquired 11/06/2014 through 03/19/2015, Cost $470,628) (b) †	460,000	504,850
Qihoo 360 Technology Co. Ltd.
2.500%, 09/15/2018	410,000	388,219
SINA Corp.
1.000%, 12/01/2018	610,000	553,575
Twitter, Inc.
1.000%, 09/15/2021 (Acquired 11/05/2014 through 03/18/2015, Cost $483,143) (b)	525,000	510,563
Total Internet Software & Services		2,331,363

Machinery - 0.8%
Navistar International Corp.
4.750%, 04/15/2019 (Acquired 03/19/2014 through 03/13/2015, Cost $623,960) (b)	625,000	564,453
Media - 0.7%
Liberty Interactive LLC
0.750%, 03/30/2043	355,000	495,447

Metals & Mining - 0.9%
RTI International Metals, Inc.
1.625%, 10/15/2019	540,000	621,000
Oil, Gas & Consumable Fuels - 2.6%
Cheniere Energy, Inc.
4.250%, 03/15/2045	110,000	91,231
Chesapeake Energy Corp.
2.500%, 05/15/2037 †	530,000	507,806
Cobalt International Energy, Inc.
2.625%, 12/01/2019 †	450,000	327,094
PDC Energy, Inc.
3.250%, 05/15/2016 (Acquired 11/16/2012 through 11/29/2012, Cost $291,809) (b)	290,000	399,112
Scorpio Tankers, Inc.
2.375%, 07/01/2019 (Acquired 07/22/2014 through 02/18/2015, Cost $410,314) (b)	400,000	413,250
Whiting Petroleum Corp.
1.250%, 04/01/2020 (Acquired 03/24/2015 through 03/26/2015, Cost $147,256) (b)	145,000	153,066
Total Oil, Gas & Consumable Fuels		1,891,559

Pharmaceuticals - 0.9%
Horizon Pharma Investment Ltd.
2.500%, 03/15/2022 (Acquired 03/06/2015 through 03/19/2015, Cost $189,898) (b)	180,000	210,487
Jazz Investments I Ltd
1.875%, 08/15/2021 (Acquired 08/26/2014, Cost $386,314) (b) †	345,000	401,494
Total Pharmaceuticals		611,981

Semiconductors & Semiconductor Equipment - 3.4%
Microchip Technology, Inc.
1.625%, 02/15/2025 (Acquired 02/06/2015 through 03/19/2015, Cost $497,820) (b)	490,000	508,681
Micron Technology, Inc.
3.000%, 11/15/2043 †	325,000	359,328
NXP Semiconductors NV
1.000%, 12/01/2019 (Acquired 12/04/2014 through 12/08/2014, Cost $367,711) (b)	360,000	428,850
SunEdison, Inc.
2.375%, 04/15/2022 (Acquired 02/09/2015, Cost $559,669) (b)	530,000	621,425
SunPower Corp.
0.750%, 06/01/2018	385,000	536,113
Total Semiconductors & Semiconductor Equipment		2,454,397

Software - 2.4%
Electronic Arts, Inc.
0.750%, 07/15/2016 †	170,000	315,137
EnerNOC, Inc.
2.250%, 08/15/2019 (Acquired 08/26/2014, Cost $185,847) (b)	185,000	136,206
Proofpoint, Inc.
1.250%, 12/15/2018	300,000	477,938
Synchronoss Technologies, Inc.
0.750%, 08/15/2019	455,000	525,241
Verint Systems, Inc.
1.500%, 06/01/2021	235,000	273,481
Total Software		1,728,003

Specialty Retail - 0.5%
Restoration Hardware Holdings, Inc.
0.000%, 06/15/2019 (Acquired 11/20/2014 through 03/19/2015, Cost $371,244) (b)	370,000	392,663

Technology Hardware, Storage & Peripherals - 1.4%
Electronics For Imaging, Inc.
0.750%, 09/01/2019 (Acquired 09/04/2014 through 03/17/2015, Cost $516,742) (b) †	510,000	520,838
SanDisk Corp.
0.500%, 10/15/2020	499,000	500,871
Total Technology Hardware, Storage & Peripherals		1,021,709

Trading Companies & Distributors - 0.6%
Air Lease Corp.
3.875%, 12/01/2018	315,000	453,403
TOTAL CONVERTIBLE BONDS (Cost $18,470,081)		$19,143,262

CORPORATE BONDS - 0.5%
Biotechnology - 0.5%
Incyte Corp.
1.250%, 11/15/2020 †	185,000	343,291
TOTAL CORPORATE BONDS (Cost $207,741)		$343,291

PURCHASED OPTIONS - 0.0% (a)
	Contracts
Call Options - 0.0%
Air Methods Corp.
Expiration April 2015, Exercise Price: $55.00	113	14,125
Hewlett Packard Co.
Expiration April 2015, Exercise Price: $35.00	152	152
Infinera Corp.
Expiration April 2015, Exercise Price: $20.00	55	2,860
InterXion Holding NV
Expiration April 2015, Exercise Price: $31.00	86	1,505
Mindray Medical International Ltd.
Expiration April 2015, Exercise Price: $30.00	72	900
Precision Castparts Corp.
Expiration April 2015, Exercise Price: $220.00	17	850
Sabre Corp.
Expiration April 2015, Exercise Price: $25.00	175	5,250
SanDisk Corp.
Expiration April 2015, Exercise Price: $92.00	39	59
Tesla Motors, Inc.
Expiration April 2015, Exercise Price: $210.00	7	630
Total Call Options		26,331
Put Options - 0.0%
Infinera Corp.
Expiration April 2015, Exercise Price: $18.00	95	1,900
TOTAL PURCHASED OPTIONS (Cost $24,988)		$28,231

	Shares
MONEY MARKET FUNDS - 18.1%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.08% (c)	13,009,210	13,009,210
TOTAL MONEY MARKET FUNDS (Cost $13,009,210)		$13,009,210

Total Investments (Cost $57,955,598) - 84.3%		60,704,160

Other Assets in Excess of Liabilities - 15.7%	11,282,103
TOTAL NET ASSETS - 100.0%	$71,986,263

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2015, the value of these securities total $7,657,547 which represents 10.6% of total net assets.

(c)	Variable Rate Security. The rate shown represents the rate at March 31, 2015.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total value of $6,772,029.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Underlying Funds Trust
Market Neutral
Schedule of Securities Sold Short
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 33.7%
Aerospace & Defense - 0.5%
Precision Castparts Corp.	1,700	$357,000
Air Freight & Logistics - 0.2%
UTi Worldwide, Inc.	13,843	170,269
Automobiles - 0.6%
Fiat Chrysler Automobiles NV	10,315	168,238
Tesla Motors, Inc.	1,345	253,895
Total Automobiles		422,133

Biotechnology - 1.4%
Aegerion Pharmaceuticals, Inc.	4,915	128,626
BioMarin Pharmaceutical, Inc.	2,850	355,167
Clovis Oncology, Inc.	1,805	133,985
Incyte Corp.	2,880	263,981
Isis Pharmaceuticals, Inc.	1,945	123,838
Total Biotechnology		1,005,597

Communications Equipment - 1.8%
ARRIS Group, Inc.	6,000	173,370
CalAmp Corp.	14,300	231,517
Ciena Corp.	15,155	292,643
Mitel Networks Corp.	17,800	181,026
Palo Alto Networks, Inc.	1,850	270,248
Ubiquiti Networks, Inc.	4,100	121,155
Zhone Technologies, Inc.	8,000	10,400
Total Communications Equipment		1,280,359

Consumer Finance - 0.2%
Pra Group, Inc.	2,125	115,430
Electric Utilities - 2.7%
Edison International	4,765	297,670
Eversource Energy	12,254	619,072
FirstEnergy Corp.	10,818	379,279
IDACORP, Inc.	10,500	660,135
Total Electric Utilities		1,956,156

Electrical Equipment - 0.1%
SolarCity Corp.	2,035	104,355
Electronic Equipment, Instruments & Components - 0.5%
Neonode, Inc.	40,000	126,800
Planar Systems, Inc.	32,100	201,909
Total Electronic Equipment, Instruments & Components		328,709

Energy Equipment & Services - 0.1%
Hornbeck Offshore Services, Inc.	2,820	53,044

Food Products - 0.3%
Tyson Foods, Inc.	5,100	195,330
Gas Utilities - 2.4%
Atmos Energy Corp.	15,000	829,500
Northwest Natural Gas Co.	5,995	287,460
One Gas, Inc.	14,314	618,794
UGI Corp.	382	12,450
Total Gas Utilities		1,748,204

Health Care Equipment & Supplies - 0.5%
Insulet Corp.	4,985	166,250
Mindray Medical International Ltd. - ADR	7,200	196,920
Total Health Care Equipment & Supplies		363,170

Health Care Providers & Services - 1.0%
Air Methods Corp.	11,300	526,467
Brookdale Senior Living, Inc.	5,680	214,477
Total Health Care Providers & Services		740,944

Household Durables - 0.3%
Jarden Corp.	4,700	248,630
Internet & Catalog Retail - 0.5%
The Priceline Group, Inc.	279	324,798
Internet Software & Services - 2.3%
Amber Road, Inc.	15,800	146,150
Benefitfocus, Inc.	4,400	161,876
Cvent, Inc.	4,400	123,376
Five9, Inc.	15,000	83,400
Hortonworks, Inc.	5,400	128,736
j2 Global, Inc.	2,105	138,257
LendingClub Corp.	7,800	153,270
LinkedIn Corp.	745	186,146
Q2 Holdings, Inc.	6,400	135,296
Qihoo 360 Technology Co. Ltd. - ADR	370	18,944
Rocket Fuel, Inc.	7,400	68,080
SINA Corp.	302	9,712
TrueCar, Inc.	9,000	160,650
Twitter, Inc.	2,555	127,954
Total Internet Software & Services		1,641,847

IT Services - 1.4%
Datalink Corp.	6,600	79,464
International Business Machines Corp.	2,100	337,050
Sabre Corp.	17,500	425,250
ServiceSource International, Inc.	54,600	169,260
Total IT Services		1,011,024

Machinery - 0.1%
Navistar International Corp.	2,238	66,021
Media - 0.3%
Comcast Corp.	2,245	126,775
World Wrestling Entertainment, Inc. - Class A	7,300	102,273
Total Media		229,048

Metals & Mining - 0.3%
RTI International Metals, Inc.	5,720	205,405
Multi-Utilities - 5.5%
Ameren Corp.	19,092	805,682
Black Hills Corp.	13,321	671,911
Consolidated Edison, Inc.	8,061	491,721
MDU Resources Group, Inc.	21,637	461,734
Vectren Corp.	16,000	706,240
Wisconsin Energy Corp.	16,000	792,000
Total Multi-Utilities		3,929,288

Oil, Gas & Consumable Fuels - 0.7%
Cheniere Energy, Inc.	655	50,697
Chesapeake Energy Corp.	1,778	25,176
Cobalt International Energy, Inc.	1,260	11,857
PDC Energy, Inc.	4,800	259,392
Scorpio Tankers, Inc.	12,725	119,870
Solazyme, Inc.	1,600	4,576
Whiting Petroleum Corp.	1,300	40,170
Total Oil, Gas & Consumable Fuels		511,738

Pharmaceuticals - 0.5%
Actavis PLC	440	130,953
Horizon Pharma PLC	3,695	95,959
Jazz Pharmaceuticals PLC	825	142,552
Total Pharmaceuticals		369,464

Professional Services - 0.1%
RPX Corp.	7,200	103,608
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc.	50,000	134,000
Applied Micro Circuits Corp.	11,700	59,670
Audience, Inc.	21,500	97,610
Lattice Semiconductor Corp.	21,000	133,140
Microchip Technology, Inc.	5,030	245,967
Micron Technology, Inc.	5,575	151,250
NXP Semiconductors NV	1,735	174,124
QuickLogic Corp.	28,600	55,198
SunEdison, Inc.	12,595	302,280
SunPower Corp.	7,620	238,582
Total Semiconductors & Semiconductor Equipment		1,591,821

Software - 3.1%
Citrix Systems, Inc.	2,000	127,740
CyberArk Software Ltd.	1,400	77,798
Electronic Arts, Inc.	4,600	270,549
EnerNOC, Inc.	2,670	30,438
Imperva, Inc.	2,400	102,480
Mitek Systems, Inc.	20,400	64,464

Mobileye NV	3,300	138,699
Proofpoint, Inc.	4,200	248,724
Qlik Technologies, Inc.	6,000	186,780
Rovi Corp.	5,700	103,797
Splunk, Inc.	1,900	112,480
Synchronoss Technologies, Inc.	3,390	160,889
Tangoe, Inc.	25,500	351,900
Verint Systems, Inc.	2,000	123,860
Workiva, Inc.	9,200	132,480
Total Software		2,233,078

Specialty Retail - 0.2%
Restoration Hardware Holdings, Inc.	1,275	126,467
Technology Hardware, Storage & Peripherals - 1.5%
Canon, Inc. - ADR	2,900	102,573
Electronics for Imaging, Inc.	5,360	223,780
Hewlett-Packard Co.	15,200	473,632
SanDisk Corp.	3,755	238,893
Super Micro Computer, Inc.	1,700	56,457
Total Technology Hardware, Storage & Peripherals		1,095,335

Trading Companies & Distributors - 0.3%
Air Lease Corp.	6,295	237,573
Water Utilities - 2.1%
American States Water Co.	19,526	778,892
American Water Works Co., Inc.	13,100	710,151
Total Water Utilities		1,489,043

TOTAL COMMON STOCKS (Proceeds $24,491,708)		$24,254,888

	Principal
	Amount
CORPORATE BONDS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc.
0.000%, 12/31/2015	$3,093	3,015
TOTAL CORPORATE BONDS (Proceeds $3,093)		$3,015

	Shares
EXCHANGE TRADED FUNDS - 0.4%
iShares 20+ Year Treasury Bond ETF	2,255	294,706
TOTAL EXCHANGE TRADED FUNDS (Proceeds $252,631)		$294,706

Total Securities Sold Short (Proceeds $24,747,432) - 34.1%		$24,552,609

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

The average quarterly market value of purchased and written options during the period ended March 31, 2015 (Unaudited) were as follows:

Purchased options	$37,453
Written options	$-

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$27,082,942	$-	$-	$27,082,942
Convertible Preferred Stocks	1,097,224	-	-	1,097,224
Convertible Bonds	-	19,143,262	-	19,143,262
Corporate Bonds	-	343,291	-	343,291
Purchased Options	11,642	16,589	-	28,231
Money Market Funds	13,009,210	-	-	13,009,210
Total Long Investments in Securities	$41,201,018	$19,503,142	$-	$60,704,160

Securities Sold Short:
Common Stocks	$24,254,888	$-	$-	$24,254,888
Corporate Bonds	-	3,015	-	3,015
Exchange Traded Funds	294,706	-	-	294,706
Total Securities Sold Short	$24,549,594	$3,015	$-	$24,552,609

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Investments
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 4.0%
Banks - 0.5%
Bank of Cyprus PLC (a)	5,640,844	$1,253,175
Co-Operative Bank PLC (a)	449,510	1,500,300
RA Holding Corp. (a)	610	0
Total Banks		2,753,475

Beverages - 0.1%
Belvedere SA (a)	25,983	409,698
Building Products - 0.0%
Dayton Superior Corp. (Acquired 12/23/2009, Cost $0) (a)(e)(h)	2,804	0
Diversified Telecommunication Services - 0.3%
Globalstar, Inc. (a)	157,646	524,961
Intelsat SA (a)	90,209	1,082,508
Total Diversified Telecommunication Services		1,607,469

Industrial Conglomerates - 0.0%
CEVA Holdings LLC (a)	210	173,250
Insurance - 0.1%
Ambac Financial Group, Inc. (a)	11,091	268,402
Syncora Holdings Ltd. (a)	106,447	126,672
Total Insurance		395,074

Media - 1.7%
Altice SA (a)	4,690	508,577
Cablevision Systems Corp. (b)	52,166	954,638
DISH Network Corp. (a)	16,480	1,154,589
Gray Television, Inc. (a)	97,455	1,346,828
Journal Communications, Inc. (a)	50,474	748,025
Loral Space & Communications, Inc. (a)(b)	20,099	1,375,576
Nexstar Broadcasting Group, Inc.	9,814	561,557
Sinclair Broadcast Group, Inc.	16,583	520,872
Tribune Media Co.	26,540	1,613,897
Total Media		8,784,559

Oil, Gas & Consumable Fuels - 0.0%
Sprott Resource Corp. (a)	301	221
Specialty Retail - 0.5%
Cengage Learning Acquisitions, Inc. (a)	96,583	2,189,215
Transportation Infrastructure - 0.8%
Dura Automotive Systems, Inc. (Acquired 06/25/2008 through 06/25/2009, Cost $2,328,446) (a)(e)(h)	9,420	1,734,640
Macquarie Infrastructure Co. LLC (b)	25,708	2,115,511
Total Transportation Infrastructure		3,850,151

TOTAL COMMON STOCKS (Cost $19,464,074)		$20,163,112

CONVERTIBLE PREFERRED STOCKS - 0.5%
Industrial Conglomerates - 0.5%
CEVA Holdings LLC, 0.000% (a)	1,790	1,476,750
Toshiba OA Consultants Ltd., 0.000% (a)	775	862,188
Total Industrial Conglomerates		2,338,938

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,078,751)		$2,338,938

PREFERRED STOCKS - 0.8%
Airlines - 0.7%
SAS AB, 0.000%	59,071	3,347,207

Banks - 0.1%
RA Holding Corp., 0.000% (a)	14,565	609,302
Building Products - 0.0%
Dayton Superior Corp. Preferred Units, 0.000% (a)(e)(h)	3,115	130,909
TOTAL PREFERRED STOCKS (Cost $5,155,319)		$4,087,418

	Principal
	Amount
ASSET BACKED SECURITIES - 2.1%
American Homes 4 Rent Trust
Series 2014-SFR1, Class F, 3.500%, 06/17/2031 (Acquired 08/04/2014, Cost $481,250) (c)(d)	$500,000	493,292
Series 2014-SFR2, Class E, 6.231%, 10/17/2036 (Acquired 09/10/2014, Cost $679,956) (d)	680,000	732,022
American Residential Property Trust
Series 2014-SFR1, Class E, 4.097%, 09/18/2031 (Acquired 08/15/2014, Cost $1,280,322) (c)(d)	1,300,000	1,314,317
Arbor Realty Collateralized Loan
Series 2014-FL1A, Class C, 4.407%, 03/15/2025 (Acquired 02/20/2015, Cost $1,000,000) (c)(d)(h)	1,000,000	1,000,900
British Airways PLC
Series 2013-1, Class B, 5.625%, 12/20/2021 (Acquired 06/25/2013, Cost $321,959) (d)	321,959	342,886
Colony American Homes
Series 2014-1A, Class E, 3.050%, 05/19/2031 (Acquired 04/02/2014, Cost $797,875) (c)(d)	825,000	812,524
Hawaiian Airlines Pass Through Certificates
Series 2013-1, Class B, 4.950%, 07/15/2023	719,254	708,465
Indymac Manufactured Housing Contract
Series 1998-2, Class A4, 6.640%, 12/25/2027	29,287	29,990
Invitation Homes Trust
Series 2013-SFR1, Class E, 2.900%, 12/19/2030 (Acquired 08/12/2014, Cost $953,172) (c)(d)	1,000,000	981,637
Series 2014-SFR1, Class F, 3.923%, 06/19/2031 (Acquired 08/21/2014, Cost $970,000) (c)(d)	1,000,000	1,003,898
Series 2014-SFR2, Class E, 3.583%, 09/18/2031 (Acquired 08/04/2014, Cost $1,458,915) (c)(d)	1,500,000	1,503,003
Series 2015-SFR2, Class E, 3.328%, 06/17/2032 (c)	245,000	245,000
Specialty Underwriting & Residential Finance Trust
Series 2005-AB1, Class M2, 0.624%, 03/25/2036 (c)	550,000	472,613
Structured Asset Securities Corp.
Series 2005-WF3, Class B1, 2.674%, 07/25/2035 (Acquired 06/24/2010, Cost $54,479) (c)(e)	106,817	11,336
U.S. Airways Pass Through Trust
Series 2010-1, Class A, 6.250%, 04/22/2023	387,022	439,270
United Airlines Pass Through Trust
Series B, Class B, 4.750%, 10/11/2023	750,000	761,250
TOTAL ASSET BACKED SECURITIES (Cost $10,596,055)		$10,852,403

MORTGAGE BACKED SECURITIES - 20.2%
Air Canada Pass Through Trust
Series 2013-1, Class B, 5.375%, 11/15/2022 (Acquired 04/24/2013, Cost $618,527) (d)	618,527	646,361
Banc of America Alternative Loan Trust
Series 2006-3, Class 2CB1, 6.000%, 04/25/2036	159,065	136,685
BB-UBS Trust
Series 2012-TFT, Class D, 3.468%, 06/07/2030 (Acquired 05/15/2014 through 07/21/2014, Cost $691,134) (c)(d)	740,000	703,482
Bear Stearns Alt-A Trust
Series 2006-2, Class 11A1, 0.614%, 04/25/2036 (c)	662,119	483,783
Series 2006-6, Class 31A1, 2.718%, 11/25/2036 (c)	175,183	134,696
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-T24, Class AJ, 5.598%, 10/12/2041 (c)	3,188,000	3,235,651
Capmark Mortgage Securities, Inc.
Series 1997-C1, Class X, 1.227%, 07/15/2029 (c)	13,206,631	561,929
CD 2006-CD2 Mortgage Trust
Series 2006-CD2, Class AJ, 5.384%, 01/15/2046 (c)	955,000	902,371
ChaseFlex Trust Series
Series 2007-M1, Class 2AV2, 0.404%, 08/25/2037 (c)	1,866,708	1,215,193
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class D, 4.429%, 02/12/2048 (Acquired 01/28/2015, Cost $1,829,292) (c)(d)	2,000,000	1,829,418
CitiMortgage Alternative Loan Trust Series
Series 2007-A2, Class 1A7, 0.724%, 02/25/2037 (c)	505,012	351,156
Comm Mortgage Trust
Series 2005-LP5, Class XC, 0.344%, 05/10/2043 (Acquired 05/12/2014, Cost $305,822) (c)(d)	34,500,907	87,046
Series 2006-C8, Class AJ, 5.377%, 12/10/2046 (f)	5,070,000	5,166,741

Series 2014-UBS3, Class D, 4.815%, 06/12/2047 (Acquired 03/06/2015, Cost $332,500) (d)	350,000	337,887
Series 2014-UBS4, Class D, 4.688%, 08/12/2047 (Acquired 07/23/2014 through 02/25/2015, Cost $3,501,868) (c)(d)	3,788,000	3,562,819
Series 2014-UBS5, Class D, 3.495%, 09/12/2047 (Acquired 02/26/2015, Cost $588,740) (d)	700,000	592,410
Series 2014-UBS6, Class XE, 0.717%, 12/12/2047 (Acquired 12/02/2014, Cost $416,418) (d)(h)	9,598,796	427,396
Series 2014-CCRE21, Class D, 3.919%, 12/12/2047 (Acquired 02/10/2015 through 03/26/2015, Cost $754,562) (c)(d)	850,000	763,156
Series 2014-UBS6, Class D, 3.967%, 12/12/2047 (Acquired 11/25/2014, Cost $1,062,222) (d)	1,250,000	1,105,591
Countrywide Alternative Loan Trust
Series 2005-17, Class 1A1, 0.434%, 07/25/2035 (c)	1,844,784	1,586,508
Series 2005-J6, Class 1A5, 0.674%, 07/25/2035 (c)	895,103	708,392
Series 2005-51, Class 1A1, 0.496%, 11/20/2035 (c)	1,340,597	1,105,752
Series 2005-59, Class 1A1, 0.504%, 11/20/2035 (c)	412,254	333,700
Series 2005-56, Class 1A1, 0.904%, 11/25/2035 (c)	483,416	417,222
Series 2006-12CB, Class A10, 0.524%, 05/25/2036 (c)	1,054,869	690,855
Series 2006-HY11, Class A1, 0.294%, 06/25/2036 (c)	2,317,813	2,021,228
Series 2006-24CB, Class A22, 6.000%, 08/25/2036	375,571	345,293
Series 2006-31CB, Class A21, 0.674%, 11/25/2036 (c)	239,314	163,572
Series 2006-39CB, Class 1A14, 0.924%, 01/25/2037 (c)	191,375	143,205
Series 2007-18CB, Class 1A7, 0.644%, 08/25/2037 (c)	337,685	227,085
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A3, 0.534%, 02/25/2035 (c)	443,641	397,184
Series 2005-2, Class 2A1, 0.494%, 03/25/2035 (c)	531,542	506,747
Series 2005-2, Class 2A3, 0.514%, 03/25/2035 (c)	256,301	209,869
Series 2005-HYB9, Class 1A1, 2.319%, 02/20/2036 (c)	304,300	255,590
Series 2006-3, Class 3A1, 0.424%, 02/25/2036 (c)	365,870	306,404
Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Class AJ, 5.373%, 12/15/2039 (f)	7,210,000	7,063,738
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class AX, 0.789%, 01/15/2037 (Acquired 05/16/2014, Cost $291,494) (c)(d)	10,354,368	298,620
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2005-5, Class 2A4, 5.500%, 11/25/2035	428,547	364,205
Series 2007-AR1, Class A2, 0.354%, 01/25/2047 (c)	695,313	428,736
Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M2, 5.424%, 10/25/2023 (c)	1,000,000	1,093,132
Series 2014-C01, Class M2, 4.574%, 01/25/2024 (c)	1,625,000	1,686,979
Series 2014-C02, Class 2M2, 2.774%, 05/28/2024 (c)	925,000	849,707
Fannie Mae Interest Strip
Series 343, Pool #FNS343, Class 2, 4.500%, 10/01/2033	47,602	8,855
Fannie Mae REMICS
Series 2011-69, Class AI, 5.000%, 05/25/2018	379,961	19,472
Series 2010-105, Class IO, 5.000%, 08/25/2020	257,885	18,868
Series 2011-124, Class IC, 3.500%, 09/25/2021	303,313	19,615
Series 2008-86, Class IO, 4.500%, 03/25/2023	70,728	3,700
Series 2010-37, Class GI, 5.000%, 04/25/2025	191,929	8,807
Series 2010-121, Class IO, 5.000%, 10/25/2025	146,384	9,369
Series 2011-88, Class WI, 3.500%, 09/25/2026	311,663	30,824
Series 2008-87, Class AS, 7.476%, 07/25/2033 (c)	180,781	38,882
Series 2004-66, Class SE, 6.326%, 09/25/2034 (c)	114,341	23,605
Series 2005-65, Class KI, 6.826%, 08/25/2035 (c)	122,212	27,250
Series 2005-89, Class S, 6.526%, 10/25/2035 (c)	539,250	110,805
Series 2007-75, Class JI, 6.371%, 08/25/2037 (c)	121,984	18,841
Series 2007-85, Class SI, 6.286%, 09/25/2037 (c)	170,081	32,318
Series 2012-126, Class SJ, 4.826%, 11/25/2042 (c)	1,307,783	216,329
Freddie Mac REMICS
Series 3685, Class EI, 5.000%, 03/15/2019	79,995	4,269
Series 3882, Class AI, 5.000%, 06/15/2026	169,743	11,609
Series 3308, Class S, 7.026%, 03/15/2032 (c)	86,820	18,419
Series 2965, Class SA, 5.876%, 05/15/2032 (c)	79,032	12,938
Series 3065, Class DI, 6.446%, 04/15/2035 (c)	178,741	37,331
Series 3031, Class BI, 6.515%, 08/15/2035 (c)	203,133	43,456
Series 3114, Class GI, 6.426%, 02/15/2036 (c)	207,538	46,359
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2, 4.424%, 11/27/2023 (c)	300,000	308,368
Series 2014-DN1, Class M3, 4.674%, 02/26/2024 (c)	625,000	651,692
Series 2014-HQ3, Class M3, 4.924%, 10/25/2024 (c)	905,000	948,546

Series 2015-DN1, Class B, 11.674%, 01/27/2025 (c)(h)	375,000	397,924
Government National Mortgage Association
Series 2011-167, Class IO, 5.000%, 12/16/2020	350,179	21,166
Series 2012-101, Class AI, 3.500%, 08/20/2027	214,965	20,955
Series 2012-103, Class IB, 3.500%, 04/20/2040	420,746	55,137
Series 2011-157, Class SG, 6.424%, 12/20/2041 (c)	821,060	190,618
GS Mortgage Securities Trust
Series 2014-GC26, Class D, 4.512%, 11/13/2047 (Acquired 11/21/2014 through 01/05/2015, Cost $4,387,897) (c)(d)	4,860,000	4,507,669
GSAA Home Equity Trust
Series 2006-5, Class 2A2, 0.354%, 03/25/2036 (c)	899,493	536,878
Series 2006-9, Class A4A, 0.414%, 06/25/2036 (c)	2,525,282	1,430,986
Series 2006-20, Class 2A1A, 0.224%, 01/25/2037 (c)	1,444,454	1,004,269
HSI Asset Loan Obligation Trust
Series 2007-WF1, Class A2, 0.274%, 12/25/2036 (c)	517,748	222,829
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class AJ, 5.502%, 06/12/2047 (c)(f)	5,000,000	5,018,215
Series 2014-C26, Class D, 3.927%, 01/17/2048 (Acquired 12/16/2014 through 03/02/2015, Cost $3,806,873) (c)(d)	4,413,000	3,944,282
Series 2015-C27, Class D, 3.845%, 02/18/2048 (Acquired 03/04/2015, Cost $127,293) (c)(d)	146,200	128,257
Series 2007-CB19, Class AJ, 5.694%, 02/12/2049 (c)(f)	8,070,944	7,516,688
ML-CFC Commercial Mortgage Trust
Series 2007-5, Class AJ, 5.450%, 08/12/2048 (c)(f)	7,441,000	7,330,412
Series 2007-5, Class AJFL, 5.450%, 08/14/2048 (Acquired 06/25/2014 through 03/30/2015, Cost $1,118,661) (c)(d)	1,153,540	1,124,875
Series 2007-9, Class AJ, 6.193%, 09/12/2049 (c)	151,000	146,086
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class D, 4.758%, 06/17/2047 (Acquired 06/05/2014, Cost $137,058) (c)(d)	140,000	136,198
Series 2014-C17, Class D, 4.699%, 08/16/2047 (Acquired 02/04/2015 through 02/12/2015, Cost $1,939,822) (c)(d)	2,020,000	1,950,530
Series 2014-C18, Class D, 3.389%, 10/15/2047 (Acquired 01/27/2015 through 02/24/2015, Cost $2,185,550) (d)	2,561,980	2,203,467
Series 2014-C19, Class D, 3.250%, 12/17/2047 (Acquired 12/09/2014 through 02/13/2015, Cost $1,834,817) (d)	2,230,000	1,887,842
Series 2015-C20, Class D, 3.071%, 02/18/2048 (Acquired 01/23/2015, Cost $1,027,648) (d)	1,280,000	1,064,460
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class AJ, 5.438%, 03/15/2044 (f)	4,446,290	4,519,391
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-AR4, Class A1A, 0.344%, 12/25/2036 (c)	656,610	504,709
Series 2007-2, Class A1B6.017%, 04/25/2047 (c)	659,631	544,610
Ocwen Loan Servicing LLC
Series 2014-1, Class IO, 0.210%, 02/28/2028 (Acquired 03/25/2014 through 10/22/2014, Cost $965,994) (d)	90,893,011	888,116
RALI Trust
Series 2006-QA4, Class A, 0.354%, 05/25/2036 (c)	2,088,618	1,689,059
Series 2007-QO4, Class A1A, 0.364%, 05/25/2047 (c)	321,719	266,486
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 2A1, 2.509%, 07/25/2035 (c)	353,996	303,137
Structured Asset Mortgage Investments II Trust
Series 2006-AR8, Class A1B, 0.294%, 10/25/2036 (c)	2,459,215	1,953,035
Series 2006-AR8, Class A1A, 0.374%, 10/25/2036 (c)	2,034,441	1,631,241
Terwin Mortgage Trust
Series 2007-QHL1, 0.000%, 10/13/2038 (g)(h)	757,952	0
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class XC, 0.481%, 12/15/2043 (Acquired 03/21/2014, Cost $123,863) (c)(d)	11,973,620	101,333
Series 2007-C30, Class XW, 0.481%, 12/15/2043 (Acquired 03/21/2014, Cost $884,735) (c)(d)	85,525,854	723,805
WaMu Mortgage Pass Through Certificates
Series 2005-AR18, Class 1A1, 2.358%, 01/25/2036 (c)	71,964	68,606
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 02/18/2048 (Acquired 02/04/2015 through 03/04/2015, Cost $843,975) (d)	991,000	848,078
Series 2015-C27, Class D, 3.768%, 02/18/2048 (Acquired 03/03/2015, Cost $918,727) (d)	1,080,000	934,137
Series 2014-LC16, Class D, 3.938%, 08/17/2050 (Acquired 12/10/2014, Cost $162,046) (d)	188,000	167,804
TOTAL MORTGAGE BACKED SECURITIES (Cost $101,198,875)		$102,101,311

CONVERTIBLE BONDS - 2.1%
Banks - 0.7%
The Bank of New York Mellon Luxembourg SA
4.453%, 12/30/2099 (c)	EUR 9,400,000	3,519,509
Biotechnology - 0.1%
Isis Pharmaceuticals, Inc.
1.000%, 11/15/2021 (Acquired 11/12/2014, Cost $270,000) (b)(d)	$270,000	314,213

Consumer Finance - 0.1%
Ezcorp, Inc.
2.125%, 06/15/2019 (Acquired 06/18/2014, Cost $435,536) (b)(d)	440,000	372,900
Diversified Consumer Services - 0.1%
Ascent Capital Group, Inc.
4.000%, 07/15/2020 (Acquired 06/11/2014, Cost $820,715) (b)(d)	870,000	657,394
Electrical Equipment - 0.1%
General Cable Corp.
4.500%, 11/15/2029 (b)	940,000	745,538
Energy Equipment & Services - 0.2%
SEACOR Holdings, Inc.
2.500%, 12/15/2027 (Acquired 12/06/2012 through 05/03/2013, Cost $897,965) (b)(d)	850,000	871,781
Internet Software & Services - 0.1%
Blucora, Inc.
4.250%, 04/01/2019 (b)	780,000	726,863
Oil, Gas & Consumable Fuels - 0.4%
BNP Paribas Fortis SA
2.025%, 12/29/2049 (c)	EUR 1,000,000	800,176
Cobalt International Energy, Inc.
2.625%, 12/01/2019 (b)	$1,460,000	1,061,237
Energy XXI Ltd.
3.000%, 12/15/2018 (b)	840,000	241,500
Total Oil, Gas & Consumable Fuels		2,102,913

Textiles, Apparel & Luxury Goods - 0.3%
Iconix Brand Group, Inc.
1.500%, 03/15/2018 (b)	1,000,000	1,190,000
TOTAL CONVERTIBLE BONDS (Cost $13,218,221)		$10,501,111

CORPORATE BONDS - 44.3%
Aerospace & Defense - 0.5%
Bombardier, Inc.
7.500%, 03/15/2025 (Acquired 02/27/2015 through 03/04/2015, Cost $484,733) (d)	480,000	473,700
Erickson, Inc.
8.250%, 05/01/2020 (b)	750,000	605,250
GenCorp, Inc.
7.125%, 03/15/2021 (Acquired 01/18/2013 through 01/22/2013, Cost $267,191) (b)(d)	260,000	278,200
Kratos Defense & Security Solutions, Inc.
7.000%, 05/15/2019	1,050,000	916,125
Moog, Inc.
5.250%, 12/01/2022 (Acquired 11/18/2014, Cost $440,000) (d)	440,000	453,200
Total Aerospace & Defense		2,726,475

Airlines - 0.2%
Air Canada
7.750%, 04/15/2021 (Acquired 04/10/2014 through 04/11/2014, Cost $886,220) (b)(d)	875,000	936,250
Auto Components - 0.7%
Allied Specialty Vehicles, Inc.
8.500%, 11/01/2019 (Acquired 10/16/2013 through 09/03/2014, Cost $1,845,132) (b)(d)	1,825,000	1,920,813
Chassix Holdings, Inc.
10.000%, 12/15/2018 (Acquired 12/11/2013 through 12/12/2014, Cost $1,263,932) (b)(d)(g)	1,264,500	53,741
Stackpole International Intermediate/Stackpole International Powder
7.750%, 10/15/2021 (Acquired 10/01/2013, Cost $891,411) (b)(d)	880,000	871,200
UCI International, Inc.
8.625%, 02/15/2019 (b)	700,000	633,500
Total Auto Components		3,479,254

Automobiles - 0.2%
DriveTime Automotive Group, Inc./DT Acceptance Corp.
8.000%, 06/01/2021 (Acquired 05/22/2014 through 09/29/2014, Cost $1,264,759) (b)(d)	1,260,000	1,200,150
Banks - 3.0%
Banco Bilbao Vizcaya Argentaria SA
9.000%, 05/29/2049 (c)	1,000,000	1,087,500
Banco Santander SA

6.250%, 03/12/2049 (b)(c)	EUR 1,100,000	1,191,641
BPCE SA
5.150%, 07/21/2024 (Acquired 01/13/2014, Cost $499,075) (d)	$500,000	534,247
Heta Asset Resolution AG
2.750%, 08/12/2015	CHF 790,000	471,496
4.250%, 10/31/2016	EUR 303,000	187,335
4.375%, 01/24/2017	EUR 1,250,000	778,747
HSH Nordbank AG
7.408%, 06/29/2049	EUR 7,020,000	2,068,968
Intesa Sanpaolo SpA
5.017%, 06/26/2024 (Acquired 06/19/2014, Cost $755,000) (d)	$755,000	772,735
JPMorgan Chase & Co.
5.000%, 12/29/2049 (c)	500,000	491,225
RESPARCS Funding II LP
7.500%, 06/29/2049	EUR 825,000	283,865
Royal Bank of Scotland Group PLC
6.000%, 12/19/2023	$630,000	700,775
Societe Generale
7.875%, 12/31/2049 (Acquired 10/22/2014, Cost $1,004,992) (c)(d)	1,000,000	1,032,500
Standard Chartered PLC
6.500%, 12/29/2049 (Acquired 03/26/2015, Cost $750,000) (c)(d)	750,000	756,632
The Bank of New York Mellon Luxembourg SA
4.545%, 12/15/2050 (c)	EUR 5,100,000	3,650,122
Wells Fargo & Co.
5.900%, 12/29/2049 (c)	$1,000,000	1,041,249
Total Banks		15,049,037

Building Products - 0.4%
Euramax International, Inc.
9.500%, 04/01/2016	1,018,000	956,920
NCI Building Systems, Inc.
8.250%, 01/15/2023 (Acquired 01/09/2015, Cost $1,020,000) (d)	1,020,000	1,078,650
Total Building Products		2,035,570

Capital Markets - 0.4%
Goldman Sachs Group, Inc.
5.700%, 12/29/2049 (c)	1,250,000	1,285,938
KCG Holdings, Inc.
6.875%, 03/15/2020 (Acquired 03/10/2015, Cost $385,952) (d)	390,000	380,445
Walter Investment Management Corp.
7.875%, 12/15/2021	500,000	447,500
Total Capital Markets		2,113,883

Chemicals - 1.3%
CB Momentive Performance
0.000%, 10/15/2020 (b)(g)(h)	1,988,000	49,700
Eco Services Operations LLC/Eco Finance Corp.
8.500%, 11/01/2022 (Acquired 10/09/2014 through 11/24/2014, Cost $723,664) (d)	705,000	712,050
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018 (b)	750,000	661,875
Momentive Performance Materials, Inc.
4.690%, 04/24/2022 (b)	750,000	596,250
Perstorp Holding AB
11.000%, 08/15/2017 (Acquired 12/11/2013 through 03/18/2015, Cost $3,374,029) (b)(d)	3,250,000	3,371,874
TPC Group, Inc.
8.750%, 12/15/2020 (Acquired 10/24/2014 through 03/20/2015, Cost $1,156,002) (d)	1,180,000	1,079,700
Total Chemicals		6,471,449

Commercial Services & Supplies - 1.0%
Ahern Rentals, Inc.
9.500%, 06/15/2018 (Acquired 06/18/2013 through 02/26/2014, Cost $899,083) (b)(d)	880,000	931,700
Casella Waste Systems, Inc.
7.750%, 02/15/2019	750,000	750,000
Harland Clarke Holdings Corp.

9.250%, 03/01/2021 (Acquired 05/20/2014 through 07/28/2014, Cost $759,267) (b)(d)	750,000	727,500
Quad/Graphics, Inc.
7.000%, 05/01/2022 (Acquired 04/11/2014 through 08/13/2014, Cost $2,497,572) (b)(d)	2,500,000	2,406,250
Syncreon Group BV/Syncreon Global Finance US, Inc.
8.625%, 11/01/2021 (Acquired 06/10/2014 through 08/14/2014, Cost $503,636) (b)(d)	500,000	427,500
Total Commercial Services & Supplies		5,242,950

Communications Equipment - 0.4%
Avaya, Inc.
10.500%, 03/01/2021 (Acquired 05/07/2014 through 02/06/2015, Cost $884,852) (b)(d)	1,000,000	850,000
Monitronics International, Inc.
9.125%, 04/01/2020 (Acquired 04/24/2012 through 07/08/2013, Cost $1,242,137) (b)(d)	1,225,000	1,198,969
Total Communications Equipment		2,048,969

Computers & Peripherals - 0.1%
Seagate HDD Cayman
5.750%, 12/01/2034 (Acquired 11/24/2014, Cost $598,236) (d)	600,000	641,311
Construction & Engineering - 0.3%
AECOM Global II LLC / URS Fox US LP
3.850%, 04/01/2017	500,000	493,125
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (Acquired 03/30/2015, Cost $596,400) (d)	600,000	594,750
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.875%, 04/15/2019 (Acquired 04/03/2014, Cost $358,380) (d)	362,000	336,660
Total Construction & Engineering		1,424,535

Construction Materials - 0.5%
Rain CII Carbon LLC/CII Carbon Corp.
8.250%, 01/15/2021 (Acquired 12/04/2013 through 04/23/2014, Cost $1,285,261) (b)(d)	1,250,000	1,165,625
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
8.750%, 02/01/2019 (Acquired 01/24/2013 through 07/24/2013, Cost $775,845) (b)(d)	765,000	807,075
Vulcan Materials Co.
4.500%, 04/01/2025	700,000	710,500
Total Construction Materials		2,683,200

Consumer Finance - 0.4%
Ally Financial, Inc.
3.750%, 11/18/2019	500,000	494,375
Credit Acceptance Corp.
7.375%, 03/15/2023 (Acquired 03/25/2015, Cost $77,427) (d)	78,000	76,928
First Cash Financial Services, Inc.
6.750%, 04/01/2021 (b)	1,250,000	1,287,500
Total Consumer Finance		1,858,803

Containers & Packaging - 0.6%
Ardagh Finance Holdings SA
8.625%, 06/15/2019 (Acquired 06/05/2014 through 12/15/2014, Cost $1,317,457) (b)(d)	1,304,804	1,359,449
Ardagh Packaging
6.000%, 06/30/2021 (Acquired 08/13/2014, Cost $990,000) (b)(d)	1,000,000	982,500
BakerCorp International, Inc.
8.250%, 06/01/2019 (Acquired 08/30/2011 through 02/26/2014, Cost $741,412) (b)(d)	750,000	650,625
Total Containers & Packaging		2,992,574

Diversified Consumer Services - 0.2%
Affinion Group, Inc.
7.875%, 12/15/2018 (b)	1,750,000	1,093,750
Diversified Financial Services - 4.2%
1st Credit Holdings Ltd.
11.000%, 06/10/2020	GBP 2,275,000	3,695,319
Ambac Assurance Corp.
5.100%, 06/07/2020 (Acquired 03/04/2013 through 06/17/2014, Cost $607,414) (d)(g)	$714,894	827,489
Cattles Ltd.
7.875%, 01/17/2014 (g)	GBP 3,777,000	168,083
8.125%, 07/05/2017 (g)	GBP 4,527,000	201,460

CNG Holdings, Inc.
9.375%, 05/15/2020 (Acquired 12/16/2014 through 01/22/2015, Cost $821,436) (b)(d)	$1,214,000	871,045
Community Choice Financial, Inc.
10.750%, 05/01/2019 (Acquired 04/20/2011 through 10/14/2014, Cost $714,260) (b)(d)	710,000	378,075
Corolla Trust
5.100%, 08/28/2039 (Acquired 08/15/2014, Cost $1,816,600) (d)(g)(h)	2,344,000	1,828,320
DFC Finance Corp.
10.500%, 06/15/2020 (Acquired 06/06/2014, Cost $1,000,000) (b)(d)	1,000,000	782,500
General Electric Capital Corp.
5.250%, 06/29/2049 (c)	1,000,000	1,027,500
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (Acquired 07/16/2014 through 08/18/2014, Cost $1,014,576) (b)(d)	1,000,000	955,000
Jaguar Holding Co. I
9.375%, 10/15/2017 (Acquired 07/01/2014, Cost $253,050) (b)(c)(d)	250,000	255,625
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.875%, 04/15/2022 (Acquired 03/26/2014, Cost $1,679,525) (b)(d)	1,670,000	1,553,099
KeHE Distributors LLC/KeHE Finance Corp.
7.625%, 08/15/2021 (Acquired 07/30/2013 through 02/26/2014, Cost $1,685,374) (b)(d)	1,650,000	1,751,062
KKR Group Finance Co. II LLC
5.500%, 02/01/2043 (Acquired 01/25/2013, Cost $790,848) (d)	800,000	854,416
Morgan Stanley
5.550%, 12/29/2049 (c)	425,000	429,250
MPG Holdco I, Inc.
7.375%, 10/15/2022 (Acquired 10/10/2014, Cost $700,000) (d)	700,000	748,125
Towergate Finance PLC
6.053%, 02/15/2018 (c)	GBP 2,462,000	3,542,551
8.500%, 02/15/2018	GBP 1,072,000	1,550,443
10.500%, 02/15/2019	GBP 198,000	5,874
Total Diversified Financial Services		21,425,236

Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.
6.550%, 09/15/2043	$586,000	763,065
Electric Utilities - 1.1%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
12.250%, 03/01/2022 (Acquired 03/20/2015 through 03/31/2015, Cost $4,768,491) (c)(d)(g)	4,363,844	4,789,319
GenOn Americas Generation LLC
8.500%, 10/01/2021 (b)	750,000	712,500
Total Electric Utilities		5,501,819

Electronic Equipment, Instruments & Components - 0.0%
Goodman Networks, Inc.
12.125%, 07/01/2018	59,000	54,870
Energy & Related Services - 0.6%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.375%, 11/01/2021 (Acquired 07/16/2014 through 07/17/2014, Cost $1,006,486) (b)(d)	1,000,000	760,000
Era Group, Inc.
7.750%, 12/15/2022 (b)	1,210,000	1,167,650
Seadrill Ltd.
6.625%, 09/15/2020 (Acquired 09/20/2013 through 04/21/2014, Cost $1,380,265) (b)(c)(d)	1,380,000	1,024,650
Total Energy Equipment & Services		2,952,300

Food & Staples Retailing - 0.5%
BI-LO LLC/BI-LO Finance Corp.
8.625%, 09/15/2018 (Acquired 09/17/2013 through 03/12/2015, Cost $1,837,156) (b)(d)	1,853,000	1,639,905
BI-LO LLC/BI-LO Finance Corp.
9.250%, 02/15/2019 (Acquired 11/21/2014, Cost $618,887) (d)	667,000	672,003
Roundy's Supermarkets, Inc.
10.250%, 12/15/2020 (Acquired 05/08/2014, Cost $537,008) (b)(d)	500,000	432,188
Total Food & Staples Retailing		2,744,096

Food Products - 0.6%
Boparan Finance PLC
4.375%, 07/15/2021 (Acquired 03/19/2015, Cost $850,499) (d)	EUR 873,000	858,901

5.500%, 07/15/2021 (Acquired 03/19/2015, Cost $657,312) (d)	GBP 500,000	654,547
HJ Heinz Co.
4.875%, 02/15/2025 (Acquired 01/26/2015 through 03/25/2015, Cost $1,062,785) (d)	$1,030,000	1,116,263
Pinnacle Operating Corp.
9.000%, 11/15/2020 (Acquired 12/05/2013, Cost $265,494) (b)(d)	250,000	252,500
Total Food Products		2,882,211

Health Care Equipment & Supplies - 0.2%
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (Acquired 07/11/2014 through 08/18/2014, Cost $967,179) (b)(d)	1,000,000	887,500
Health Care Providers & Services - 0.5%
21st Century Oncology, Inc.
9.875%, 04/15/2017	750,000	749,063
BioScrip, Inc.
8.875%, 02/15/2021 (Acquired 02/06/2014 through 05/13/2014, Cost $763,665) (b)(d)	750,000	674,063
RA Invest Ltd.
12.000%, 12/31/2049	1,127,000	1,181,472
Total Health Care Providers & Services		2,604,598

Hotels, Restaurants & Leisure - 1.4%
Caesar's Entertainment Operating Co., Inc.
10.750%, 02/01/2016 (g)	1,500,000	390,000
6.500%, 06/01/2016 (g)	4,432,000	1,551,200
Caesar's Entertainment Resort Properties LLC
8.000%, 10/01/2020 (Acquired 09/27/2013 through 12/27/2013, Cost $1,127,701) (b)(d)	1,108,000	1,099,690
11.000%, 10/01/2021 (b)	750,000	656,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (Acquired 03/03/2014 through 03/04/2014, Cost $790,840) (b)(d)	750,000	661,875
Greektown Holdings LLC/Greektown Mothership Corp.
8.875%, 03/15/2019 (Acquired 02/26/2014, Cost $766,439) (b)(d)	750,000	791,250
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (Acquired 03/05/2014 through 06/30/2014, Cost $1,240,331) (b)(d)	1,250,000	1,165,625
MGM Resorts International
6.000%, 03/15/2023	500,000	513,750
Penn National Gaming, Inc.
5.875%, 11/01/2021	475,000	471,438
Total Hotels, Restaurants & Leisure		7,301,078

Household Durables - 0.1%
Century Communities, Inc.
6.875%, 05/15/2022 (b)	500,000	495,000
Household Products - 0.2%
First Quality Finance Co, Inc.
4.625%, 05/15/2021 (Acquired 09/18/2013, Cost $274,077) (b)(d)	295,000	278,038
Sun Products Corp.
7.750%, 03/15/2021 (Acquired 07/15/2014 through 08/29/2014, Cost $619,686) (b)(d)	750,000	656,250
Total Household Products		934,288

Independent Power and Renewable Electricity Producers - 0.4%
Syncora Holdings Ltd.
0.000%, 07/07/2024 (Acquired 05/01/2014, Cost $1,829,363) (d)(g)(h)	2,323,000	1,870,015
Industrial Conglomerates - 0.3%
CEVA Group PLC
9.000%, 09/01/2021 (Acquired 03/13/2014 through 03/03/2015, Cost $1,465,142) (b)(d)	1,500,000	1,440,000
Insurance - 1.0%
Genworth Financial, Inc.
7.625%, 09/24/2021	500,000	520,000
HUB International Ltd.
7.875%, 10/01/2021 (Acquired 10/10/2014 through 12/03/2014, Cost $713,419) (d)	700,000	717,500
Syncora Holdings Ltd.
6.880%, 09/29/2049 (b)(c)(g)	7,881,000	3,585,855
Total Insurance		4,823,355

IT Services - 0.3%
Alliance Data Systems Corp.
6.375%, 04/01/2020 (Acquired 11/20/2012 through 08/08/2013, Cost $1,238,334) (b)(d)	1,195,000	1,236,825
Leisure Products - 0.3%
CBC Ammo LLC/CBC FinCo, Inc.
7.250%, 11/15/2021 (Acquired 11/08/2013 through 05/23/2014, Cost $1,665,811) (b)(d)	1,650,000	1,402,500
Machinery - 0.7%
BlueLine Rental Finance Corp.
7.000%, 02/01/2019 (Acquired 01/16/2014 through 01/22/2014, Cost $1,128,610) (b)(d)	1,100,000	1,133,000
CNH Industrial Capital LLC
3.375%, 07/15/2019 (Acquired 06/25/2014, Cost $661,183) (d)	665,000	645,050
Navistar International Corp.
8.250%, 11/01/2021	730,000	709,925
NCSG Crane & Heavy Haul Services
9.500%, 08/15/2019 (Acquired 08/08/2014, Cost $1,510,000) (d)	1,510,000	951,300
Total Machinery		3,439,275

Marine - 0.8%
Eletson Holdings
9.625%, 01/15/2022 (Acquired 01/07/2014, Cost $260,051) (b)(d)	250,000	243,750
Global Ship Lease, Inc.
10.000%, 04/01/2019 (Acquired 03/11/2014, Cost $753,886) (b)(d)	750,000	783,750
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, 11/15/2021 (Acquired 12/04/2013 through 03/06/2015, Cost $1,174,665) (b)(d)	1,155,000	1,160,775
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
7.375%, 01/15/2022 (Acquired 12/04/2013 through 11/20/2014, Cost $984,172) (b)(d)	1,000,000	932,500
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
7.250%, 05/01/2022 (Acquired 04/08/2014 through 04/17/2014, Cost $754,397) (b)(d)	750,000	727,500
Total Marine		3,848,275

Media - 3.2%
Altice Financing SA
6.625%, 02/15/2023 (Acquired 01/30/2015, Cost $300,000) (d)	300,000	309,000
Altice SA
7.625%, 02/15/2025 (Acquired 01/30/2015, Cost $300,000) (d)	300,000	300,563
Block Communications, Inc.
7.250%, 02/01/2020 (Acquired 07/30/2013 through 04/11/2014, Cost $1,822,316) (b)(d)	1,725,000	1,755,187
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019	720,000	705,600
DISH DBS Corp.
5.000%, 03/15/2023	311,000	302,385
Gray Television, Inc.
7.500%, 10/01/2020	630,000	663,075
iHeartCommunications, Inc.
10.000%, 01/15/2018	1,000,000	850,000
9.000%, 12/15/2019 (Acquired 02/19/2015, Cost $975,494) (d)	1,000,000	990,000
9.000%, 03/01/2021 (b)	6,000,000	5,745,000
10.625%, 03/15/2023 (Acquired 03/18/2015, Cost $806,000) (d)	800,000	800,000
LBI Media, Inc.
10.000%, 04/15/2019 (Acquired 04/17/2014 through 02/09/2015, Cost $781,297) (b)(c)(d)	750,000	781,875
Lee Enterprises, Inc.
9.500%, 03/15/2022 (Acquired 03/21/2014, Cost $769,183) (b)(d)	750,000	774,374
Radio One, Inc.
9.250%, 02/15/2020 (Acquired 01/29/2014 through 01/30/2015, Cost $503,096) (b)(d)	500,000	477,500
Viacom, Inc.
5.850%, 09/01/2043	500,000	562,865
Videotron Ltd.
9.125%, 04/15/2018 (b)(d)	62,000	63,085
WideOpenWest Finance LLC./WideOpenWest Capital Corp.
10.250%, 07/15/2019	812,000	872,900
Total Media		15,953,409

Metals & Mining - 1.8%
Aleris International, Inc.
7.625%, 02/15/2018 (b)	500,000	508,750

7.875%, 11/01/2020 (Acquired 04/24/2013 through 02/26/2014, Cost $1,051,582) (b)(d)	1,020,000	1,037,850
American Gilsonite Co.
11.500%, 09/01/2017 (Acquired 02/26/2014 through 02/27/2014, Cost $760,772) (b)(d)	750,000	691,875
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.
13.750%, 12/01/2015 (b)	72,000	63,360
Essar Steel Algoma, Inc.
9.500%, 11/15/2019 (Acquired 03/02/2015 through 03/11/2015, Cost $181,105) (d)	195,000	169,163
IAMGOLD Corp.
6.750%, 10/01/2020 (Acquired 11/29/2012 through 02/26/2014, Cost $605,964) (b)(d)	625,000	517,188
New Gold, Inc.
6.250%, 11/15/2022 (Acquired 07/11/2013, Cost $294,535) (b)(d)	305,000	301,950
Ryerson Tull, Inc.
9.000%, 10/15/2017	1,500,000	1,515,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%, 02/01/2020 (Acquired 01/17/2013, Cost $273,987) (b)(d)	270,000	276,750
7.375%, 02/01/2020 (Acquired 04/29/2014, Cost $1,045,612) (b)(d)	1,000,000	1,025,000
Thompson Creek Metals Co., Inc.
7.375%, 06/01/2018 (b)	500,000	396,250
12.500%, 05/01/2019 (Acquired 05/08/2012 through 02/26/2014, Cost $791,268) (b)(d)	790,000	679,400
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.750%, 12/15/2018 (Acquired 03/05/2014, Cost $1,605,678) (b)(d)	1,500,000	1,601,249
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.
9.750%, 06/15/2019 (Acquired 04/14/2014, Cost $504,142) (b)(d)	500,000	540,625
Total Metals & Mining		9,324,410

Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp.
5.125%, 12/01/2022	815,000	782,400
Baytex Energy Corp.
6.750%, 02/17/2021 (b)	500,000	491,250
California Resources Corp.
6.000%, 11/15/2024 (Acquired 09/11/2014, Cost $760,000) (d)	760,000	666,900
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%, 04/15/2021 (Acquired 10/28/2014, Cost $728,699) (d)	750,000	727,500
Comstock Resources, Inc.
9.500%, 06/15/2020 (Acquired 07/30/2013 through 12/05/2013, Cost $1,167,448) (b)(d)	1,075,000	467,625
CrownRock LP
7.750%, 02/15/2023 (Acquired 02/03/2015 through 02/04/2015, Cost $847,680) (d)	850,000	860,625
Diamondback Energy, Inc.
7.625%, 10/01/2021 (Acquired 09/16/2013 through 02/26/2014, Cost $692,342) (b)(d)	670,000	705,175
Drill Rigs Holdings, Inc.
6.500%, 10/01/2017 (Acquired 11/30/2012, Cost $500,185) (b)(d)	500,000	400,000
Endeavor Energy Resources LP/EER Finance, Inc.
7.000%, 08/15/2021 (Acquired 04/16/2014, Cost $1,042,625) (b)(d)	1,000,000	965,000
Energy XXI Gulf Coast, Inc.
11.000%, 03/15/2020 (Acquired 03/05/2015 through 03/17/2015, Cost $564,013) (d)	585,000	556,481
7.500%, 12/15/2021 (b)	770,000	277,200
Gastar Exploration, Inc.
8.625%, 05/15/2018	443,000	411,990
Gulfport Energy Corp.
7.750%, 11/01/2020 (b)	1,050,000	1,076,250
Ithaca Energy, Inc.
8.125%, 07/01/2019 (Acquired 02/25/2015 through 02/26/2015, Cost $258,738) (d)	317,000	251,223
Kinder Morgan Energy Partners LP
5.400%, 09/01/2044	500,000	518,023
Linn Energy LLC
6.250%, 11/01/2019	385,000	304,150
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 04/15/2020	670,000	571,175
Memorial Production Partners LP
7.625%, 05/01/2021	825,000	750,750
Murray Energy Corp.
8.625%, 06/15/2021 (Acquired 12/09/2013 through 01/21/2014, Cost $623,664) (b)(d)	600,000	627,000
Newfield Exploration Co.

5.375%, 01/01/2026	220,000	222,228
Northern Oil and Gas, Inc.
8.000%, 06/01/2020	660,000	585,750
Oasis Petroleum, Inc.
6.875%, 03/15/2022 (b)	520,000	507,000
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	4,946,000	4,902,722
7.500%, 02/15/2021 (b)	750,000	697,500
Penn Virginia Corp.
8.500%, 05/01/2020	687,000	645,780
Petroleos Mexicanos
6.375%, 01/23/2045	775,000	866,450
Quicksilver Resources, Inc.
7.000%, 06/21/2019 (Acquired 02/11/2015 through 03/12/2015, Cost $1,901,250) (c)(d)(g)	3,000,000	1,664,999
Resolute Energy Corp.
8.500%, 05/01/2020 (Acquired 04/20/2012 through 05/13/2014, Cost $1,286,765) (b)(d)	1,250,000	525,000
Sanchez Energy Corp.
7.750%, 06/15/2021	455,000	441,350
SandRidge Energy, Inc.
7.500%, 03/15/2021	787,000	487,940
SM Energy Co.
6.125%, 11/15/2022 (Acquired 11/12/2014 through 12/02/2014, Cost $300,867) (b)(d)	300,000	298,500
Tullow Oil PLC
6.000%, 11/01/2020 (Acquired 11/01/2013, Cost $814,476) (b)(d)	810,000	704,700
6.250%, 04/15/2022 (Acquired 04/03/2014 through 08/11/2014, Cost $599,000) (b)(d)	600,000	519,000
United Refining Co.
10.500%, 02/28/2018	850,000	892,500
Whiting Canadian Holding Co.
8.125%, 12/01/2019 (b)	965,000	1,010,838
Total Oil, Gas & Consumable Fuels		26,382,974

Paper & Forest Products - 3.1%
Cenveo Corp.
11.500%, 05/15/2017 (b)	2,400,000	2,400,000
6.000%, 08/01/2019 (Acquired 09/29/2014, Cost $703,848) (b)(d)	750,000	703,125
8.500%, 09/15/2022 (Acquired 06/20/2014 through 01/07/2015, Cost $938,261) (b)(d)	1,000,000	842,500
HD Supply, Inc.
11.500%, 07/15/2020	750,000	867,188
PaperWorks Industries, Inc.
9.500%, 08/15/2019 (Acquired 07/30/2014 through 08/11/2014, Cost $763,457) (b)(d)	750,000	768,750
Plastipak Holdings, Inc.
6.500%, 10/01/2021 (Acquired 09/25/2013 through 04/29/2014, Cost $2,729,738) (b)(d)	2,630,000	2,676,025
Tembec Industries, Inc.
9.000%, 12/15/2019 (Acquired 09/24/2014 through 01/20/2015, Cost $2,156,540) (d)	2,200,000	2,233,000
Verso Paper Holdings LLC/Verso Paper, Inc.
11.750%, 01/15/2019	1,000,000	935,000
11.750%, 01/15/2019	4,630,000	4,317,474
11.750%, 01/15/2019	210,000	153,300
Total Paper & Forest Products		15,896,362

Pharmaceuticals - 0.7%
Capsugel SA
7.000%, 05/15/2019 (Acquired 11/05/2013 through 05/13/2014, Cost $2,051,849) (b)(d)	2,000,000	2,032,500
JLL/Delta Dutch Newco BV
7.500%, 02/01/2022 (Acquired 01/22/2014 through 09/30/2014, Cost $759,701) (b)(d)	750,000	780,000
VRX Escrow Corp.
5.375%, 03/15/2020 (Acquired 03/13/2015, Cost $78,000) (d)	78,000	78,683
5.875%, 05/15/2023 (Acquired 03/13/2015, Cost $398,000) (d)	398,000	407,950
6.125%, 04/15/2025 (Acquired 03/13/2015, Cost $78,000) (d)	78,000	80,730
Total Pharmaceuticals		3,379,863

Professional Services - 1.2%
inVentiv Health, Inc.
9.000%, 01/15/2018 (Acquired 11/19/2014, Cost $515,801) (d)	500,000	525,000

SITEL LLC/Sitel Finance Corp.
11.500%, 04/01/2018 (b)	1,471,000	1,338,610
Southern Graphics, Inc.
8.375%, 10/15/2020 (Acquired 01/23/2013 through 04/28/2014, Cost $1,268,149) (b)(d)	1,230,000	1,245,375
Visant Corp.
10.000%, 10/01/2017 (b)	3,255,000	2,913,224
Total Professional Services		6,022,209

Real Estate Management & Development - 0.4%
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (Acquired 11/10/2014, Cost $895,000) (d)	895,000	937,513
K Hovnanian Enterprises, Inc.
8.000%, 11/01/2019 (Acquired 10/31/2014, Cost $945,000) (d)	945,000	911,925
Shea Homes LP/Shea Homes Funding Corp.
6.125%, 04/01/2025 (Acquired 03/11/2015, Cost $85,000) (d)	85,000	85,638
Total Real Estate Management & Development		1,935,076

Road & Rail - 0.7%
CTP Transportation Products LLC/CTP Finance, Inc.
8.250%, 12/15/2019 (Acquired 02/19/2015, Cost $732,697) (d)	700,000	721,000
JCH Parent, Inc.
10.500%, 03/15/2019 (Acquired 06/05/2014 through 03/15/2015, Cost $1,040,938) (b)(d)	1,056,250	950,625
Jurassic Holdings III, Inc.
6.875%, 02/15/2021 (Acquired 01/24/2014, Cost $1,000,000) (b)(d)	1,000,000	870,000
Watco Cos. LLC/Watco Finance Corp.
6.375%, 04/01/2023 (Acquired 06/27/2013 through 09/19/2013, Cost $745,115) (b)(d)	752,000	752,000
Total Road & Rail		3,293,625

Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	750,000	716,250
Software - 1.3%
First Data Corp.
12.625%, 01/15/2021 (b)	3,750,000	4,443,751
11.750%, 08/15/2021	2,000,000	2,312,500
Total Software		6,756,251

Specialty Retail - 0.9%
Family Tree Escrow LLC
5.250%, 03/01/2020 (Acquired 02/06/2015, Cost $45,000) (d)	45,000	47,138
5.750%, 03/01/2023 (Acquired 02/06/2015, Cost $90,000) (d)	90,000	94,725
Michael's FinCo Holdings LLC/Michael's FinCo, Inc.
7.500%, 08/01/2018 (Acquired 07/24/2013, Cost $270,000) (b)(d)	270,000	275,400
Outerwall, Inc.
5.875%, 06/15/2021 (Acquired 10/29/2014, Cost $606,129) (d)	630,000	568,575
Petco Holdings, Inc.
8.500%, 10/15/2017 (Acquired 08/06/2014, Cost $816,837) (d)	806,000	828,165
Rent-A-Center, Inc.
4.750%, 05/01/2021 (Acquired 07/30/2013, Cost $482,910) (b)(d)	500,000	425,000
Toys R Us Property Co. II LLC
8.500%, 12/01/2017 (b)	2,500,000	2,528,125
Total Specialty Retail		4,767,128

Textiles, Apparel & Luxury Goods - 0.2%
Industrias Unidas SA de CV
8.750%, 03/26/2010 (g)(h)	38,000	0
Springs Industries, Inc.
6.250%, 06/01/2021 (b)	827,000	816,663
Total Textiles, Apparel & Luxury Goods		816,663

Tobacco - 0.2%
Alliance One International, Inc.
9.875%, 07/15/2021	492,000	432,960
Vector Group Ltd.

7.750%, 02/15/2021 (Acquired 06/26/2013 through 07/11/2013, Cost $727,973) (b)(d)	700,000	744,625
Total Tobacco		1,177,585

Trading Companies & Distributors - 0.1%
Fly Leasing Ltd.
6.375%, 10/15/2021	500,000	495,000
Wireless Telecommunication Services - 1.6%
GCI, Inc.
6.875%, 04/15/2025 (Acquired 03/27/2015, Cost $319,884) (d)	320,000	322,400
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	311,000	293,506
NII Capital Corp.
7.625%, 04/01/2021 (g)	7,000,000	2,135,000
NII International Telecom SCA
7.875%, 08/15/2019 (Acquired 08/18/2014 through 02/05/2015, Cost $2,428,500) (d)(g)	2,775,000	2,573,812
11.375%, 08/15/2019 (Acquired 02/06/2015, Cost $967,500) (d)(g)	1,000,000	950,000
Sprint Communications, Inc.
9.250%, 04/15/2022 (b)	1,025,000	1,148,000
Sprint Corp.
7.250%, 09/15/2021	970,000	974,850
Total Wireless Telecommunication Services		8,397,568

TOTAL CORPORATE BONDS (Cost $237,102,060)		$223,918,839

FOREIGN GOVERNMENT NOTES/BONDS - 0.3%
Co-Operative Bank PLC
11.000%, 12/18/2023	GBP 1,000,000	1,735,570
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $1,737,777)		$1,735,570

FOREIGN MUNICIPAL BONDS - 0.9%
Commonwealth of Puerto Rico
6.000%, 07/01/2039	$290,000	199,378
Government Development Bank for Puerto Rico
7.750%, 06/30/2015	3,775,000	3,766,846
7.750%, 06/30/2015	635,000	633,628
TOTAL FOREIGN MUNICIPAL BONDS (Cost $4,628,864)		$4,599,852

US GOVERNMENT NOTE/BOND - 0.7%
United States Treasury Notes
1.875%, 11/30/2021 (b)	1,200,000	1,214,719
1.500%, 01/31/2022 (b)	2,551,000	2,518,115
TOTAL US GOVERNMENT NOTE/BOND (Cost $3,709,736)		$3,732,834

US GOVERNMENT TREASURY BILLS - 0.7%
United States Treasury Bills
1.875%, 11/30/2021	3,390,000	3,389,140
TOTAL US GOVERNMENT TREASURY BILLS (Cost $3,389,087)		$3,389,140

BANK LOANS - 18.8%
ABG Intermediate Holdings 2 LLC Term Loan 1st Lien
5.500%, 05/27/2021 (c)	227,700	227,889
Accellent, Inc. Term Loan 2nd Lien
7.500%, 03/12/2022 (c)	1,000,000	947,500
Active Network, Inc. Term Loan
5.500%, 11/13/2020 (c)	511,819	509,475
Affinion Group, Inc. Term Loan 2nd Lien
8.500%, 10/31/2018 (c)	1,766,000	1,544,931
Affinion Group, Inc. Term Loan B
6.750%, 04/30/2018 (c)	1,499,111	1,419,658
Air Medical Term Loan
8.000%, 03/16/2016 (c)	4,128,000	4,128,000
Answers Corp. Term Loan
6.250%, 10/01/2021 (c)	474,810	452,257
Arizona Chemical USA, Inc. Term Loan 2nd Lien

7.500%, 06/10/2022 (c)	750,000	737,498
Asurion LLC Term Loan 2nd Lien
8.500%, 03/03/2021 (c)	385,905	387,159
Auction.com Term Loan
4.430%, 02/28/2017 (c)	1,165,325	1,153,672
4.430%, 02/28/2017 (c)	67,675	66,998
Bats Global Markets Term Loan
5.750%, 01/31/2020 (c)	176,000	177,320
Bob's Discount Furniture Term Loan 1st Lien
5.250%, 02/12/2021 (c)	1,086,788	1,075,246
Bob's Discount Furniture Term Loan 2nd Lien
9.000%, 02/07/2022 (c)	1,510,000	1,438,275
Bowie Resources LLC Term Loan 2nd Lien
11.750%, 08/16/2021 (c)	177,060	169,978
Bowlmor AMF Term Loan
7.250%, 08/08/2021 (c)	953,210	946,061
BRG Holdings Corp. Term Loan 2nd Lien
10.250%, 04/14/2022 (c)	1,717,000	1,725,585
Caesar's Entertainment Operating Co., Inc. Term Loan B 1st Lien
9.750%, 01/28/2018 (c)(g)	1,274,595	1,160,939
Caesar's Entertainment Operating Co., Inc. Term Loan B-5
5.985%, 01/29/2018 (c)(g)	1,174,136	1,067,971
Caesar's Entertainment Operating Co., Inc. Term Loan B-6
9.005%, 01/29/2018 (c)(g)	2,032,701	1,864,373
Caesar's Entertainment Resort Properties LLC Term Loan 1st Lien
7.000%, 10/11/2020 (c)(g)	791,463	748,375
Caesar's Growth Properties Holdings LLC Term Loan B
7.000%, 05/05/2015 (c)	1,709,000	1,689,774
CBAC Borrower LLC Term Loan B
8.250%, 07/02/2020 (c)	161,000	154,560
Centaur Gaming LLC Term Loan 2nd Lien
8.750%, 02/20/2020 (c)	669,000	674,018
Citadel Plastics Term Loan 1st Lien
5.253%, 11/30/2020 (c)	94,000	93,765
Correctional Health Care/Correct Care Term Loan 1st Lien
5.000%, 07/22/2021 (c)	451,730	444,954
Datapipe Term Loan 2nd Lien
8.500%, 09/07/2019 (c)	308,000	294,334
Del Monte Foods, Inc. Term Loan 2nd Lien
8.250%, 08/18/2021 (c)	1,863,000	1,673,589
Dell International LLC Term Loan B 1st Lien
4.500%, 04/29/2020 (c)	1,975,000	1,987,699
Direct ChassisLink, Inc. Term Loan 2nd Lien
8.250%, 11/30/2021 (c)(h)	823,083	824,153
Drydocks World Term Loan A
4.275%, 12/01/2021 (c)	1,370,183	1,041,339
Eastman Kodak Co. Term Loan
7.250%, 09/03/2019 (c)	987,437	982,500
Encompass Digital Media, Inc. Term Loan 2nd Lien
8.750%, 06/03/2022 (c)	1,759,000	1,750,205
Environmental Resources Management, Inc. Term Loan 1st Lien
5.000%, 05/16/2021 (c)	1,166,000	1,142,680
Esmalglass SAU Term Loan B 1st Lien
5.250%, 03/31/2022 (c)	1,591,000	1,670,085
Euramax International, Inc. Term Loan
12.250%, 09/30/2016 (c)	1,559,000	1,278,380
Expro Holdings Term Loan
5.750%, 08/12/2021 (c)	1,034,800	878,845
Fieldwood Energy LLC 2nd Lien Term Loan
8.375%, 09/30/2020 (c)	558,000	406,944
Genesis Healthcare Corp. Term Loan
10.000%, 12/04/2017 (c)	574,444	585,932
Global Tel Link Corp. Term Loan 2nd Lien
9.000%, 11/23/2020 (c)	2,714,000	2,649,543

Goodpack Term Loan 2nd Lien
8.000%, 08/05/2021 (c)	544,000	542,640
GST Autoleather 1st Lien
6.500%, 06/03/2020 (c)	664,660	654,690
Gymboree Corp. Term Loan
5.000%, 02/23/2018 (c)	2,000,000	1,518,080
Indiana Toll Road Concession Co. LLC Term Loan
1.584%, 06/26/2015 (c)(g)	569,096	532,463
1.599%, 06/26/2015 (c)(g)	181,598	169,909
1.558%, 06/29/2015 (c)(g)	6,303,284	5,897,541
Ion Media Term Loan
4.750%, 12/18/2020 (c)	303,240	303,619
J.C. Penney Term Loan
6.000%, 05/22/2018 (c)	252,714	251,946
Jacob's Entertainment, Inc. Term Loan 2nd Lien
13.000%, 10/29/2019 (c)	389,000	363,715
LM U.S. Member Term Loan 2nd Lien
8.250%, 10/19/2020 (c)	220,000	217,800
Long Term Care Group Holdings Corp. Term Loan B
6.000%, 06/08/2020 (c)	905,713	896,656
Marine Acquisition Corp. Term Loan B
5.250%, 02/01/2021 (c)	1,250,121	1,250,121
Mergermarket USA, Inc. Term Loan 1st Lien
4.500%, 02/04/2021 (c)	480,150	465,746
Mergermarket USA, Inc. Term Loan 2nd Lien
7.500%, 02/04/2022 (c)	495,000	447,975
Miller Heiman Term Loan
6.750%, 09/30/2019 (c)	785,981	758,472
Nautilus Merger Sub, Inc. Term Loan 2nd Lien
6.750%, 03/11/2022 (c)	410,230	398,949
Navex Global Term Loan 1st Lien
5.750%, 11/19/2021 (c)	80,798	80,192
Navex Global Term Loan 2nd Lien
9.750%, 11/18/2022 (c)	877,000	863,845
NewPage Corp. Term Loan
9.500%, 02/11/2021 (c)	709,007	678,435
NXT Capital LLC Term Loan B
6.250%, 09/04/2018 (c)	714,125	714,125
Oasis Holdings Term Loan
2.500%, 10/04/2020 (c)	6,380,000	3,684,450
P2 Lower Acquisition LLC Term Loan
5.500%, 10/22/2020 (c)	472,904	471,722
P2 Lower Acquisition LLC Term Loan 2nd Lien
9.500%, 10/22/2021 (c)	1,903,000	1,860,183
Pacific 2 Term Loan B
0.100%, 10/17/2022 (c)	129,496	152,714
Patriot Coal Corp. Term Loan 1st Lien
9.000%, 12/18/2018 (c)	987,500	883,812
Peak 10, Inc. Term Loan 2nd Lien
8.250%, 06/17/2022 (c)	671,000	647,515
Pelican Products, Inc. Term Loan 2nd Lien
9.250%, 04/09/2021 (c)	801,000	792,990
PHS Senior Term Loan
5.529%, 04/17/2020 (c)	27,253	38,718
Pinnacle Entertainment, Inc. Term Loan B-2 1st Lien
3.750%, 08/13/2020 (c)	329,318	329,140
Preferred Sands Term Loan
6.750%, 08/12/2020 (c)	322,161	280,602
Rue 21 Term Loan
5.625%, 10/09/2020 (c)	2,992,405	2,685,684
Sorenson Communications, Inc. Term Loan 1st Lien
8.000%, 04/30/2020 (c)	496,250	501,213
SS&C Technologies Bridge Loan
0.000%, 02/20/2016 (c)(h)	3,369,000	3,369,000

Sun Products Corp. Term Loan B
5.500%, 03/23/2020 (c)	1,489,238	1,427,807
Surgery Center Holdings, Inc. Term Loan 2nd Lien
8.500%, 11/03/2021 (c)	750,000	739,373
Systems Maintenance Services, Inc. Term Loan 2nd Lien
9.250%, 10/16/2020 (c)	493,000	489,303
TCH-2 Holdings LLC Term Loan 1st Lien
5.500%, 05/12/2021 (c)	552,928	551,546
Tensar 2nd Lien
9.500%, 07/09/2022 (c)	681,000	528,912
Therakos, Inc.Term Loan 2nd Lien
10.750%, 07/18/2018 (c)	925,000	934,250
Tier Point Term Loan B 2nd Lien
8.750%, 12/01/2022 (c)	494,000	492,148
US Shipping Term Loan
5.500%, 04/30/2018 (c)	1,231,372	1,222,137
Vertellus Specialties, Inc.
10.500%, 10/31/2019 (c)	2,985,000	2,634,262
Viking Consortium LLC Term Loan
2.250%, 09/30/2015 (c)	1,100,253	1,273,043
2.250%, 09/30/2015 (c)	249,618	288,820
2.250%, 09/30/2015 (c)	187,214	208,284
2.250%, 01/02/2021 (c)	248,522	287,552
2.250%, 01/02/2021 (c)	550,228	624,396
Visant Term Loan
7.000%, 08/13/2021 (c)	995,000	998,522
William Morris Endeavor Entertainment LLC Term Loan 2nd Lien
8.250%, 05/06/2022 (c)	1,510,000	1,440,163
YRC Worldwide, Inc. Term Loan 1st Lien
8.250%, 02/13/2019 (c)	5,985,006	5,902,712
TOTAL BANK LOANS (Cost $97,123,883)		$94,920,351

OTHER SECURITIES - 0.4%
PFT Media Holdings (a)(h)	255,221	0
Fagor (a)(h)	EUR 1,136,901	907,631
SlavInvestBank Loan Participation Notes
9.875%, 12/31/2012 (a)(g)(h)	$45,000	0
	Shares
Travelport (a)	969,430	1,271,617
	Principal
	Amount
Tribue Litigation Interst (a)(h)	$13,789	0
TOTAL OTHER SECURITIES (Cost $2,877,625)		$2,179,248

WARRANTS - 0.0%
RA Holding Corp.
Expiration December 2049 (a)	23,183	0
TOTAL WARRANTS (Cost $0)		$0

PURCHASED OPTIONS - 0.1%
Put Options - 0.1%	Contracts
iShares Russell 2000 ETF
Expiration April 2015, Exercise Price: $116.00 (a)	1,500	30,000
Expiration May 2015, Exercise Price: $119.00 (a)	1,300	172,900
Expiration: June 2015, Exercise Price: $200.00 (a)	726	293,304
Expiration September 2015, Exercise Price: $111.00 (a)	694	215,140
Total Put Options		711,344
TOTAL PURCHASED OPTIONS (Cost $920,051)		$711,344

MONEY MARKET FUNDS - 14.5%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.08% (c)	73,496,961	73,496,961
TOTAL MONEY MARKET FUNDS (Cost $73,496,961)		$73,496,961

Total Investments (Cost $577,697,339) - 110.4%	558,728,432
Liabilities in Excess of Other Assets - (10.4)%	(52,754,618)
TOTAL NET ASSETS - 100.0%	$505,973,814

Percentages are stated as a percent of net assets.

CHF	Swiss Francs
EUR	Euro
GBP	British Pound Sterling
(a)	Non-income producing.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total value of $108,381,758.
(c)	Variable Rate Security. The rate shown represents the rate at March 31, 2015.
(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2015, the value of these securities total $173,059,127 which represents 34.2% of total net assets.

(e)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2015, the value of these securities total $1,876,885 which represents 0.4% of total net assets.

(f)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(g)	Default or other conditions exist and security is not presently accruing income.
(h)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At March 31, 2015, the value of these securities total $5,075,329 which represents 1.0% of total net assets.

(i)	All or a portion have been committed as collateral for futures.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Securities Sold Short
March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.2%
Biotechnology - 0.1%
Isis Pharmaceuticals, Inc.	3,120	$198,651
Consumer Finance - 0.0%
EZcorp, Inc.	19,903	181,714
Diversified Consumer Services - 0.1%
Ascent Capital Group, Inc.	5,990	238,462
Weight Watchers International, Inc.	6,247	43,667
Total Diversified Consumer Services		282,129

Diversified Financial Services - 0.0%
iPayment Holdings, Inc.	23,861	93,058
Electrical Equipment - 0.1%
General Cable Corp.	21,100	363,553
Energy Equipment & Services - 0.1%
SEACOR Holdings, Inc.	5,870	408,963
Internet & Catalog Retail - 0.1%
Travelport Worldwide Ltd.	41,109	686,520
Internet Software & Services - 0.0%
Blucora, Inc.	12,810	174,985
Media - 0.1%
Dex Media, Inc.	98,453	412,518
Multiline Retail - 0.2%
J.C. Penney Co., Inc.	111,087	934,242
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc.	11,220	105,580
Energy XXI Ltd.	7,050	25,662
Total Oil, Gas & Consumable Fuels		131,242

Real Estate Management & Development - 0.0%
Altisource Portfolio Solutions SA	8,197	105,495
Specialty Retail - 0.2%
Outerwall, Inc.	15,395	1,017,917
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	5,611	232,464
Iconix Brand Group, Inc.	26,400	888,888
Total Textiles, Apparel & Luxury Goods		1,121,352

TOTAL COMMON STOCKS (Proceeds $8,681,919)		$6,112,339

	Principal
	Amount
CORPORATE BONDS - 4.6%
Banks - 0.3%
Pfandbriefbank Oesterreich AG
2.125%, 11/07/2016	$955,000	943,487
2.875%, 07/21/2017	635,000	627,402
Total Banks		1,570,889

Chemicals - 0.3%
Ashland, Inc.
4.750%, 08/15/2022	400,000	406,000
INEOS Group Holdings SA
5.875%, 02/15/2019	750,000	741,562
Koppers, Inc.
7.875%, 12/01/2019	320,000	320,800
Total Chemicals		1,468,362

Diversified Financial Services - 0.4%
Calfrac Holdings LP
7.500%, 12/01/2020	2,003,000	1,777,663
Community Choice Financial, Inc.
10.750%, 05/01/2019	68,000	36,210
Total Diversified Financial Services		1,813,873

Energy Equipment & Services - 0.1%
SESI LLC
7.125%, 12/15/2021	585,000	590,850
Internet Software & Services - 0.1%
iPayment, Inc.
10.250%, 05/15/2018	115,000	109,250
9.500%, 12/15/2019	381,187	356,410
Total Internet Software & Services		465,660

Medical Products - 0.2%
Alphabet Holding Co , Inc.
7.750%, 11/01/2017	901,800	883,764
Metals & Mining - 1.7%
AK Steel Corp.
7.625%, 05/15/2020	500,000	430,000
ArcelorMittal
6.250%, 03/01/2021	625,000	664,062
Cliffs Natural Resources, Inc.
7.500%, 03/31/2020	148,000	165,969
6.250%, 10/01/2040	386,000	196,860
Hecla Mining Co.
6.875%, 05/01/2021	638,000	564,630
Imperial Metals Corp.
7.000%, 03/15/2019	1,755,000	1,671,637
Seitel, Inc.
9.500%, 04/15/2019	375,000	326,250
Teck Resources Ltd.
4.750%, 01/15/2022	1,500,000	1,510,334
Transocean, Inc.
6.375%, 12/15/2021	380,000	319,675
Vale Overseas Ltd.
4.375%, 01/11/2022	2,825,000	2,715,588
Total Metals & Mining		8,565,005

Oil, Gas & Consumable Fuels - 0.7%
Petrobras Global Finance BV
6.250%, 03/17/2024 (a)	718,000	676,930
Rio Oil Finance Trust
6.750%, 01/06/2027	2,683,000	2,418,601
Whiting Petroleum Corp.
5.750%, 03/15/2021	500,000	496,250
Total Oil, Gas & Consumable Fuels		3,591,781

Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.
6.375%, 10/01/2022	500,000	515,000
Specialty Retail - 0.4%
Best Buy Co., Inc.
5.500%, 03/15/2021	500,000	527,500
Guitar Center, Inc.
6.500%, 04/15/2019	1,500,000	1,308,750
Total Specialty Retail		1,836,250

Technology Hardware, Storage & Peripherals - 0.1%
Sungard Availability Services Capital, Inc.
8.750%, 04/01/2022	692,000	434,230
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.
4.500%, 12/15/2022	500,000	507,500
Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc.
6.000%, 11/15/2022	610,000	579,500
TOTAL CORPORATE BONDS (Proceeds $22,957,645)		$22,822,664

	Shares
EXCHANGE TRADED FUNDS - 1.7%
iShares iBoxx Investment Grade Corporate Bond ETF	16,500	2,008,215
iShares Russell 2000 ETF	7,540	937,599
Market Vectors Oil Service ETF	39,490	1,331,208
SPDR S&P 500 ETF Trust	19,835	4,094,539
SPDR S&P Retail ETF	4,000	404,160
TOTAL EXCHANGE TRADED FUNDS (Proceeds $8,263,509)		$8,775,721

	Principal
	Amount
US GOVERNMENT NOTE/BOND - 1.4%
United States Treasury Notes
2.250%, 03/31/2021	$7,000,000	7,266,875
TOTAL US GOVERNMENT NOTE/BOND (Proceeds $7,015,316)		$7,266,875

Total Securities Sold Short (Proceeds $46,918,389) - 8.9%		$44,977,599

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Options Written
March 31, 2015 (Unaudited)

	Contracts	Value
Put Options
iShares Russell 2000 ETF
Expiration: September 2015, Exercise Price: $90.00	694	$45,110
SPDR S&P 500 ETF Trust
Expiration: June 2015, Exercise Price: $185.00	726	108,900
Total Put Options		154,010
Total Options Written (Premiums received $179,745) - 0.0%		$154,010

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Futures Contracts
March 31, 2015 (Unaudited)

			Underlying	Unrealized
	Expiration		Notional	Appreciation
	Month	Contracts	Amount at Value	(Depreciation)
FUTURES CONTRACTS PURCHASED

US 10YR Note	June 2015	346	$44,601,563	$529,555
US 2YR Note	June 2015	4	876,625	2,929
US ULTRA Bond		1	169,875	1,247
Total Futures Contracts Purchased				$533,731
SHORT FUTURES CONTRACTS
US 5YR Note	June 2015	52	$6,250,969	$(60,977)
USA IRS 10YR Prime	June 2015	271	28,738,703	(877,083)
USA IRS 5YR Prime	June 2015	591	60,873,000	(1,034,987)
Total Short Futures Contracts				$(1,973,047)

TOTAL FUTURES CONTRACTS - 0.3%				$(1,439,316)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Swap Contracts
March 31, 2015 (Unaudited)

							Maximum	Upfront
			(Pay)/			Moody's Rating	Potential	Premium	Unrealized
		Buy/Sell	Receive	Termination	Notional	of Reference	Future Payment	Paid	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	(Receipt)	(Received)	(Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

BNP Paribas S.A.	Alcoa, Inc.	Buy	(1.00%)	3/20/2019	$3,500,000	Ba1	$(3,500,000)	$97,883	$(58,028)
BNP Paribas S.A.	International Paper Co.	Buy	(1.00%)	9/20/2018	4,000,000	Baa2	(4,000,000)	(10,770)	(84,648)
BNP Paribas S.A.	J.C. Penney Co., Inc.	Buy	(5.00%)	3/20/2020	3,000,000	Caa2	(3,000,000)	525,469	(281,857)
BNP Paribas S.A.	Markit CDX.HY.23 (a)	Buy	(5.00%)	12/20/2019	19,600,000	Ba1	(19,600,000)	(1,055,546)	(552,755)
BNP Paribas S.A.	Markit CDX.NA.HY.22 (a)	Buy	(1.00%)	6/20/2019	2,910,000	Ba1	(2,910,000)	(189,741)	(62,431)
BNP Paribas S.A.	Markit CDX.NA.HY.23 (a)	Buy	(1.00%)	12/20/2019	11,760,000	Ba1	(11,760,000)	(659,169)	(305,812)
BNP Paribas S.A.	Markit CDX.NA.IG.24 (b)	Buy	(5.00%)	6/20/2020	15,000,000	Ba1	(15,000,000)	(277,582)	8,064
BNP Paribas S.A.	Markit CMBX.NA.BB.6 (c)	Buy	(1.00%)	5/11/2063	5,000,000	Ba2	(5,000,000)	43,945	(121,067)
BNP Paribas S.A.	Nucor Corp.	Buy	(1.00%)	3/20/2019	5,000,000	Baa1	(5,000,000)	(84,166)	(18,113)
BNP Paribas S.A.	Stanley Black & Decker, Inc.	Buy	(1.00%)	12/20/2018	5,000,000	Baa1	(5,000,000)	(62,631)	(40,327)
Credit Suisse	Best Buy, Inc.	Buy	(5.00%)	6/20/2019	3,000,000	Baa2	(3,000,000)	(184,303)	(208,463)
Credit Suisse	Darden Restaurants, Inc.	Buy	(1.00%)	6/20/2019	5,000,000	Ba1	(5,000,000)	107,297	(162,325)
Credit Suisse	Expedia, Inc.	Buy	(1.00%)	12/20/2019	3,500,000	Ba1	(3,500,000)	56,644	(112,627)
Credit Suisse	Staples, Inc.	Buy	(1.00%)	6/20/2019	5,000,000	Baa2	(5,000,000)	294,723	(224,919)
Credit Suisse	The Walt Disney Co.	Buy	(1.00%)	9/20/2018	5,000,000	A2	(5,000,000)	(118,469)	(40,464)
Credit Suisse	Xerox Corp.	Buy	(5.00%)	12/20/2019	5,000,000	Baa2	(5,000,000)	(42,509)	4,345
Goldman Sachs & Co.	Capital One Financial Corp.	Buy	(1.00%)	12/20/2016	2,000,000	Baa1	(2,000,000)	6,473	(38,130)
Goldman Sachs & Co.	H&R Block, Inc.	Buy	(5.00%)	6/20/2018	2,000,000	Baa2	(2,000,000)	(203,265)	(63,458)
Goldman Sachs & Co.	Kimco Realty Corp.	Buy	(1.00%)	6/20/2016	2,250,000	Baa1	(2,250,000)	8,191	(32,211)
Goldman Sachs & Co.	Mohawk Industries, Inc.	Buy	(1.00%)	6/20/2017	2,000,000	Baa2	(2,000,000)	30,685	(65,948)
Goldman Sachs & Co.	YUM! Brands, Inc.	Buy	(5.00%)	3/20/2018	3,000,000	Baa3	(3,000,000)	(24,932)	(41,056)
JP Morgan Chase & Co.	Assured Guaranty, Ltd.	Buy	(5.00%)	6/20/2020	1,887,000	Baa2	(1,887,000)	(129,426)	(16,447)
JP Morgan Chase & Co.	Raiffeisen Bank International AG	Buy	(1.00%)	6/20/2020	1,361,000	Baa2	(1,361,000)	134,006	(5,220)
Morgan Stanley	Avon Products, Inc.	Buy	(1.00%)	3/20/2020	2,000,000	Ba2	(2,000,000)	336,496	64,671

Total Credit Default Swap Buy Contracts									(2,459,226)

CREDIT DEFAULT SWAP SELL CONTRACTS

BNP Paribas S.A.	Markit CMBX.NA.BBB-.8 (d)	Sell	5.00%	10/17/2057	5,000,000	Baa3	(5,000,000)	(218,220)	3,605
Credit Suisse	Markit CMBX.NA.AAA.4.11 (e)	Sell	0.35%	2/17/2051	959,845	Aaa	(959,845)	(116,835)	114,435
Credit Suisse	Markit CMBX.NA.AAA.4.11 (e)	Sell	0.35%	2/17/2051	959,845	Aaa	(959,845)	(49,925)	47,525
Credit Suisse	Markit CMBX.NA.AAA.4.12 (e)	Sell	0.35%	2/17/2051	7,678,761	Aaa	(7,678,761)	(271,005)	251,808
Credit Suisse	MGM Holdings, Inc.	Sell	5.00%	6/20/2018	1,500,000	B2	(1,500,000)	19,930	114,465
Goldman Sachs & Co.	Markit CMBX.NA.AAA.4.11 (e)	Sell	0.35%	2/17/2051	1,439,768	Aaa	(1,439,768)	(91,339)	87,739

Total Credit Default Swap Sell Contracts									619,577

Total Credit Default Swap Contracts									$(1,839,649)

INTEREST RATE SWAP CONTRACTS
	Pay/Receive			Termination	Notional	Appreciation/
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Date	Value	(Depreciation)
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	1.185%	12/5/2017	$30,000,000	$(128,931)
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	1.623%	5/29/2019	10,000,000	(97,565)
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	2.363%	10/16/2024	5,000,000	(157,538)
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	2.239%	12/17/2024	2,000,000	(39,852)
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	2.101%	1/8/2025	5,000,000	(36,515)
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	1.937%	1/27/2025	5,000,000	38,340

Total Interest Rate Swap Contracts						$(422,061)

The accompanying notes are an integral part of these financial statements.

(a) Markit CDX North American High Yield Index
(b) Markit CDX North American Investment Grade Index
(c) Markit CMBX North American BB Rated Index Tranche
(d) Markit CMBX North American BBB Rated Index Tranche
(e) Markit CMBX North American AAA Rated Index Tranche

Underlying Funds Trust
Relative Value - Long/Short Debt
Forward Contracts
March 31, 2015 (Unaudited)

								Unrealized
Settlement		Currency		U.S. $ Value	Currency		U.S. $ Value	Appreciation
Date	Counterparty	to be Delivered		March 31, 2015	to be Received		March 31, 2015	(Depreciation)
5/20/2015	U.S. Bank	1,108,683	U.S. Dollars	1,108,683	1,101,146	Swiss Francs	1,135,423	26,740
5/20/2015	U.S. Bank	1,031,970	U.S. Dollars	1,031,970	948,377	Euros	1,020,433	(11,537)
5/20/2015	U.S. Bank	16,248,892	Euros	17,483,458	17,617,414	U.S. Dollars	17,617,414	133,956
5/20/2015	U.S. Bank	7,659,861	British Pounds	11,358,712	11,483,995	U.S. Dollars	11,483,995	125,283
5/20/2015	U.S. Bank	28,464,979	Swedish Krona	3,307,771	3,338,187	U.S. Dollars	3,338,187	30,416
Total Forward Contracts - 0.1%				34,290,594			$34,595,452	$304,858

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Reverse Repurchase Agreements
March 31, 2015 (Unaudited)

	Principal
	Amount	Value
Reverse Repurchase Agreements - 4.2%
Credit Suisse Securities U.S.A., LLC (Dated 4/20/2015), due 5/20/2015, 1.926%	$9,515,000	$9,515,000
Credit Suisse Securities U.S.A., LLC (Dated 3/20/2015), due 4/20/2015, 2.031%	11,573,000	11,573,000

Total Repurchase Agreements (Proceeds $21,088,000) - 4.2%		$21,088,000

The accompanying notes are an integral part of these financial statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2015 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Investments	$711,344
Written Options			Written option contracts, at value	$154,010
Total Equity Contracts		$711,344		$154,010
Interest Rate Contracts:
Futures contracts	Unrealized appreciation on futures contracts *	$533,731	Unrealized depreciation on futures contracts *	$1,973,047
Swap Contracts	Unrealized appreciation on swap contracts **	(97,565)	Unrealized depreciation on swap contracts **	324,496
Foreign Exchange Contracts:
Forward Contracts	Cumulative unrealized appreciation on forward contracts ***	316,395	Cumulative unrealized depreciation on forward contracts ***	11,537
Credit Contracts:
Swap Contracts	Swap payments paid & unrealized appreciation on swap contracts ****	2,358,399	Swap payments received & unrealized depreciation on swap contracts ****	6,326,139
Total Derivatives		$3,822,304		$8,789,229

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule. Cumulative net appreciation/depreciation is presented on the Statement of Assets and Liabilities.

** Includes cumulative appreciation/depreciation on interest rate swap contracts as reported in the Swap Contracts schedule.
*** Includes cumulative appreciation/depreciation on forwards contracts as reported in the Forward Contracts schedule.
**** Includes both the unrealized gain/loss and the upfront payments paid or received on credit default swap contracts. As reported in the Swap Contracts schedule.

The average quarterly market value of purchased and written options during the trailing four quarters ended March 31, 2015 were as follows:

Purchased options	$868,438
Written options	$108,526

The average quarterly notional amount of futures contracts during the trailing four quarters ended March 31, 2015 were as follows:

Long Futures Contracts
Interest Rate Contracts	$18,921,840

Short Futures Contracts
Interest Rate Contracts	$98,980,874

The average quarterly notional amount of swaps and forward contracts during the trailing four quarters ended March 31, 2015 were as follows:

Swaps	$180,820,706
Forward Contracts	$76,856,964

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (Unaudited):

Description	Level 1		Level 2		Level 3		Total
Common Stocks	$12,902,834	(1)	$5,525,638	(2)	$1,734,640	(3)	$20,163,112
Convertible Preferred Stocks	-		2,338,938		-		2,338,938
Preferred Stocks	3,347,207		609,302		130,909		4,087,418
Asset Backed Securities	-		9,851,503		1,000,900		10,852,403
Mortgage Backed Securities	-		101,673,915		427,396		102,101,311
Convertible Bonds	-		10,501,111		-		10,501,111
Corporate Bonds	-		223,869,139		49,700		223,918,839
Foreign Government Notes/Bonds	-		1,735,570		-		1,735,570
Foreign Municipal Bonds	-		4,599,852		-		4,599,852
U.S. Government Treasury Notes/Bonds	-		3,732,834		-		3,732,834
U.S. Government Treasury Bills	-		3,389,140		-		3,389,140
Bank Loans	-		94,096,198		824,153		94,920,351
Other Securities	-		1,271,617		907,631		2,179,248
Warrants	-		-		-		-
Purchased Options	496,204		215,140		-		711,344
Money Market Funds	73,496,961		-		-		73,496,961
Total Investments in Long Securities	$90,243,206		$463,409,897		$5,075,329		$558,728,432

Securities Sold Short:
Common Stocks	$6,019,281	(1)	$93,058	(2)	$-		$6,112,339
Corporate Bonds	-		22,822,664		-		22,822,664
Exchange Traded Funds	8,775,721		-		-		8,775,721
U.S. Government Notes/Bonds	-		7,266,875		-		7,266,875
Total Securities Sold Short	$14,795,002		$30,182,597		$-		$44,977,599

Written Options	$154,010		$-		$-		$154,010

Other Financial Instruments*
Futures Contracts Purchased	$533,731		$-		$-		$533,731
Short Futures Contracts	(1,973,047)		-		-		(1,973,047)
Credit Default Swap Buy Contracts	-		(2,459,226)		-		(2,459,226)
Credit Default Swap Sell Contracts	-		619,577		-		619,577
Interest Rate Swap Contracts	-		(422,061)		-		(422,061)
Forward Contracts	304,858		-		-		304,858
Repurchase Agreements	-		21,088,000				21,088,000
Total Other Financial Instruments	$(1,134,458)		$18,826,290		$-		$17,691,832

(1) Please refer to the Schedule of Investments for additional information regarding the composition of the common stocks in Level 1.
(2) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Long Securities	Securities Sold Short
Banks	$2,753,475	$-
Beverages	409,698	-
Diversified Financial Services	-	93,058
Industrial Conglomerates	173,250	-
Specialty Retail	2,189,215	-
	$5,525,638	$93,058

(3) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Building Products	-
Transportation Infrastructure	1,734,640
$1,734,640

* Includes cumulative appreciation (depreciation) on Other Financial Instruments as reported in their respective Schedules.

Below are the transfers into or out of Levels 1 and 2 during the quarter ended March 31, 2015 :

	Long Securities	Securities Sold Short
Transfers into Level 1	$3,347,207	$-
Transfers out of Level 1	(1,253,175)	-
Net Transfers in and/(out) of Level 1	$2,094,032	$-

Transfers into Level 2	$1,253,175	$-
Transfers out of Level 2	(3,347,207)	-
Net Transfers in and/(out) of Level 2	$(2,094,032)	$-

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on March 31, 2015.

The transfers from Level 2 to Level 1 are due to an increase in market activity.

Transfers between levels are recognized at the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities, at value
Balance as of December 31, 2014	$4,345,825
Accrued discounts/premiums	-
Realized gain (loss)	31,406
Change in unrealized depreciation	(268,513)
Purchases	1,000,000
(Sales)	(33,389)
Transfer in/(out) of Level 3	-
Balance as of March 31, 2015	$5,075,329

Change in unrealized appreciation/depreciation during the period for level 3 investments held at March 31, 2015	$(269,413)

The accompanying notes are an integral part of these financial statements.

The following provides information regarding the valuation techniques, inputs used, and other information related to the fair value of Level 3 investments as of March 31, 2015 (Unaudited).

	Fair Value at		Unobservable		Weighted	Impact to Valuation from an
Type of Security	3/31/2015	Valuation Techniques	Input	Range	Average	Increase in Input
Common Stocks	$1,734,640	Market comparable companies	EBITDA multiple	5.83x	5.83x	Increase
			Revenue multiple	0.62x	0.62x	Increase
			Discount for lack of marketability	25%	25%	Decrease

Preferred Stocks	130,909	Valuation based on financial information from company	Private company financial information	N/A	N/A	Increase
			Discount for lack of marketability	75%	75%	Decrease

Asset Backed Securities	1,000,900	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Mortgage Backed Securities	427,396	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Corporate Bonds	49,700	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Bank Loans	824,153	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Other Securities	907,631	Consensus pricing	Inputs used by third party valuation firm	N/A	N/A	Increase

The significant unobservable inputs used in the fair value measurement of the Portfolio’s rights are the likelihood that cash flows or shares will be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Portfolio’s common and preferred stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Adviser and the Portfolio’s third party administrator, which report to the Valuation Committee. For third-party information, the Advisor monitors and reviews the methodologies of the various pricing services employed by the Trust. The Adviser develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Notes to Schedule of Investments
March 31, 2015 (Unaudited)

1. Security Valuation

Investments in the Event Driven, Long/Short Equity, Managed Futures Strategies, Market Neutral and Relative Value – Long/Short Debt Portfolios (individually a “Portfolio,” and collectively the “Portfolios”) of the Underlying Funds Trust (“UFT”) are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Repurchase agreements and demand notes are valued at amortized cost, which approximates fair value. Money market funds are valued at their net asset value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day's price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the Portfolios' investments. A summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 is located in a table following each Portfolio's Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of March 31, 2015, the Event Driven, Long/Short Equity, Managed Futures Strategies, Market Neutral and Relative Value – Long/Short Debt Portfolios had securities with

Underlying Funds Trust
Notes to Schedule of Investments
March 31, 2015 (Unaudited)

market values of $3,580,573, $32,956,696, $0, $0 and $5,618,696, that represents 1.9%, 10.4%, 0.0%, 0.0% and 1.1% of each Portfolio’s net assets, respectively, that were fair valued using these valuation adjustments.

Security Transactions, Investment Income and Realized Gain and Loss -- Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. Capital gain distributions received are recorded as capital gains.

Repurchase Agreements -- The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral; securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions -- The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating a Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities -- The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants -- The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of

Underlying Funds Trust
Notes to Schedule of Investments
March 31, 2015 (Unaudited)

the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios' entire investment therein).

Short Sales -- The Portfolios may engage in short sale transactions. Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. This typically is done for economic hedging purposes to protect the Portfolios under circumstances when the stock price of a portfolio holding is deteriorating. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, subsequently is marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that could differ from the amount reflected in the Statements of Assets and Liabilities. The Portfolios are liable for any dividends or interest payable on securities while those securities are in a short position. Dividends received on short positions are categorized as dividend expense in the Statement of Operations. As collateral for its short positions, the Portfolios are required to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. A Portfolio will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security sold short declines in price between those dates. The potential loss of investing in a short position is unlimited.

Restricted Securities – The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments of the UFT.

To Be Announced (“TBA”) Transactions – The Portfolios may purchase securities on a forward commitment or on a 'To Be Announced" basis. The Portfolios record TBA transactions on the trade date and segregate with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Bank Loans – The Portfolios may purchase senior secured floating rate loans or senior secured floating rate debt securities (collectively "Bank Loans"). Bank Loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in Bank Loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of a Portfolio's investments and a potential decrease in the NAV of the Portfolio. Some of the Bank Loans in which the Portfolios will invest may be secured by specific collateral, however there can be no assurance that such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Portfolio's access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Bank Loan.

Underlying Funds Trust
Notes to Schedule of Investments
March 31, 2015 (Unaudited)

There is no organized exchange on which Bank Loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of Bank Loans than for securities with a more developed secondary market and the Portfolios may not realize full value in the event of the need to sell a Bank Loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods. Some Bank Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Bank Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Portfolios, such as invalidation of the Bank Loans or causing interest previously paid to be refunded to the borrower. Investments in Bank Loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Bank Loans for investment by the Portfolios may be adversely affected. Many Bank Loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most Bank Loans than is the case for many other types of securities. Although a Bank Loan may be senior to equity and other debt securities in a borrower's capital structure, such obligations may be structurally subordinated to obligations of the borrower's subsidiaries.

Consolidation of Subsidiary – The Schedule of Investments of Managed Futures Strategies include the accounts of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Managed Futures may invest up to 25% of its total assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Managed Futures' investment objectives and policies.

The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation ("CFC") not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary's net income and capital gains, if any, will be included each year in Managed Futures' investment company taxable income.

2. Derivative Transactions

The Portfolios utilized derivative instruments during the year ended December 31, 2014. The Portfolios' use of derivatives included credit defaults swaps, interest rate swaps, total return swaps, futures, options, and currency forward contracts. The Portfolios utilize derivatives for risk management, hedging activities, risk-taking, and speculative purposes.

Event Driven – The Event Driven Portfolio uses credit defaults swaps, options, and currency forward contracts to implement its strategy of achieving capital appreciation in securities whose prices are or will be impacted by a corporate event. The credit default swaps used during the period were for hedging purposes, while the currency forward contacts were used to hedge against any potential foreign exchange fluctuation when the Portfolio invests in foreign securities. The Portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the Portfolio uses written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

Long/Short Equity - The Long/Short Equity Portfolio uses options to implement its strategy of achieving returns moderately correlated to equity markets with a lower level of volatility. The Portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the Portfolio uses written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

Underlying Funds Trust
Notes to Schedule of Investments
March 31, 2015 (Unaudited)

Managed Futures Strategies – The Managed Futures Portfolio uses total return swaps, instead of investing directly in a portfolio consisting of futures contracts, to achieve its investment objective of positive returns in rising and falling equity markets with lower levels of volatility.

Market Neutral - The Market Neutral Portfolio uses options to implement its strategy of achieving capital appreciation. During the period, the Portfolio used written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

Relative Value – Long/Short Debt – The Relative Value — Long/Short Debt Portfolio uses credit default swaps, interest rate swaps, futures, options, and currency forward contracts to implement its strategy of achieving total return through current income, capital preservation, and capital appreciation. The credit default swaps are used as a more effective, and liquid, method to take risk positions, rather than investing in the cash markets. Currency forward contacts were used to hedge against any potential foreign exchange fluctuation when the Portfolio invests in foreign securities. The Portfolio used futures for hedging purposes and to maintain appropriate levels of duration and convexity in the strategies fixed income portfolios. The Portfolio uses long options to take speculative positions, while also writing options to provide an additional source of revenue to the Portfolio.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by an account. The success of derivatives strategies will also be affected by the Advisor's or Sub-Advisor's ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The following are descriptions of each type of derivative used during the period in the Portfolios:

Credit Default Swaps

A credit default swap (CDS) is a financial contract between two parties, where the seller of the CDS will compensate the buyer in the event of a loan default or other credit event. The buyer of the CDS makes a series of payments (the CDS "fee" or "spread") to the seller and, in exchange, receives a payoff if the loan defaults.

Credit default swaps have two primary risks: counterparty risk and liquidity risk. Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation. Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

Total Return Swaps

A total return swap agreement (TRS) is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment.

Similar to CDS, total return swaps involve counterparty and liquidity risk.

Interest Rate Swaps
An interest rate swap is a financial contract between two parties, where one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. The exchange commitment can involve payments to be made in the same currency or in different currencies.

Underlying Funds Trust
Notes to Schedule of Investments
March 31, 2015 (Unaudited)

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act Title VII (“Dodd-Frank”), certain swap instruments are required to be centrally cleared.  Currently, the Portfolios centrally clear Interest Rate Swaps and certain CDS.  Through central clearning, counterparty and liquidity risk are mitigated through the use of swap execution facilities and registered swap clearinghouses.

Futures

A futures contract is a standardized contract between two parties to buy or sell a specified asset of standardized quantity and quality for a price agreed upon today (the futures price or strike price) with delivery and payment occurring at a specified future date, the delivery date. The contracts are bought and sold on a futures exchange, which acts as an intermediary between the two parties. In many cases, the underlying asset to a futures contract may be any financial instrument (also including currency, bonds, and stocks); they can be also based on intangible assets or referenced items, such as stock indexes and interest rates.

Futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk. In addition, unlike option contracts, where the buyer of the option can lose no more than the cost of the premium, both the buyer and the seller of a futures contract face potentially unlimited losses. The futures contract is a legally binding agreement to buy or sell the underlying index at the agreed price, no matter what the level of the index is at maturity of the contract.

Futures have minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse serves as the counterparty to all exchange traded futures, thereby guaranteeing the buyer or seller against default by the counterparty.

Options

Call options give the owner the option to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the Portfolios, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the Portfolios since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

Forwards

Similar to a futures contract, a forward contract specifies the exchange of goods (generally a pre-determined amount of a foreign currency) for a specified price at a specified future date. However, forward contracts are not standardized nor traded on an exchange. Therefore, forward contracts are subject to counterparty risk, or the risk that the other party to the transaction will not honor its contractual obligation.

In addition, as the principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade these markets can experience periods of illiquidity, sometimes of significant duration. Disruptions can occur in any currency market traded by a Portfolio due to unusually

Underlying Funds Trust
Notes to Schedule of Investments
March 31, 2015 (Unaudited)

high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading, to the possible detriment of a Portfolio. Market illiquidity or disruption could result in significant losses.

3. Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

	Event	Long/Short	Managed	Market	Relative
	Driven	Equity	Futures	Neutral	Value
Cost of Investments	$186,909,251	$280,597,559	$48,084,171	$57,955,598	$577,697,339
Gross tax unrealized appreciation	27,276,934	30,048,934	101,005	3,890,682	11,881,224
Gross tax unrealized depreciation	(15,799,551)	(4,787,107)	-	(1,142,120)	(30,850,131)
Net tax unrealized appreciation
(depreciation)	$11,477,383	$25,261,827	$101,005	$2,748,562	$(18,968,907)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolios’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hatteras Alternative Mutual Funds Trust

By     /s/ David B. Perkins
                David B. Perkins, Chief Executive Officer

Date    May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ David B. Perkins
                David B. Perkins, Chief Executive Officer

Date    May 29, 2015

By    /s/ Lance Baker
               Lance Baker, Chief Financial Officer and Treasurer

Date    May 28, 2015